UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7278
                                                     ---------------------

               Nuveen Arizona Premium Income Municipal Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: July 31, 2003
                                           ------------------

                  Date of reporting period:   July 31, 2003
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                 Nuveen
                   Municipal Closed-End
                        Exchange-Traded
                                  Funds

ANNUAL REPORT July 31, 2003

                                        ARIZONA
                                        NAZ
                                        NFZ
                                        NKR
                                        NXE

                                        TEXAS
                                        NTX

PHOTO OF: WOMAN AND GIRL LOOKING AT PHOTO ALBUM.

PHOTO OF: 2 MEN TALKING.

                            DEPENDABLE,
                        TAX-FREE INCOME
                                BECAUSE
                IT'S NOT WHAT YOU EARN,
                    IT'S WHAT YOU KEEP.(R)

Logo: NUVEEN Investments

FASTER INFORMATION
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       NUVEEN FUND REPORT
           ELECTRONICALLY


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Registering is easy and only takes a few minutes (see instructions at right).


--------------------------------------------------------------------------------
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No, your e-mail address is strictly confidential and will not be used for
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WHAT IF I CHANGE MY MIND AND WANT TO RECEIVE INVESTOR MATERIALS THROUGH REGULAR
MAIL DELIVERY AGAIN?

If you decide you do not like receiving your reports electronically, it's a simple process to go back to regular mail delivery.
--------------------------------------------------------------------------------


IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME FROM YOUR FINANCIAL ADVISOR OR BROKERAGE ACCOUNT,

FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.INVESTORDELIVERY.COM

2 Refer to the address sheet that accompanied this report. Enter the personal 13-CHARACTER ENROLLMENT NUMBER imprinted near your name.

3 You'll be taken to a page with several options. Select the NEW ENROLLMENT-CREATE screen. Once there, enter your e-mail address (e.g. yourID@providerID.com), and a personal, 4-digit PIN number of your choice. (Pick a number that's easy to remember.)

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     or cancel internet viewing.

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME DIRECTLY TO YOU FROM NUVEEN,

FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.NUVEEN.COM

2 Select ACCESS YOUR ACCOUNT. Select the E-REPORT ENROLLMENT section. Click on Enrollment Today.

3 You'll be taken to a screen that asks for your Social Security number and e-mail address. Fill in this information, then click Enroll.

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     back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

Logo: NUVEEN Investments

Photo of: Timothy R. Schwertfeger
Chairman of the Board

Sidebar text: "NO ONE KNOWS WHAT THE FUTURE WILL BRING, WHICH IS WHY WE THINK A
WELL-BALANCED PORTFOLIO ..... IS AN IMPORTANT COMPONENT IN ACHIEVING YOUR
LONG-TERM FINANCIAL GOALS."

Dear
   SHAREHOLDER

Once again, I am pleased to report that over the most recent reporting period your Fund continued to provide you with attractive tax-free monthly income and the opportunity for increased portfolio diversi fication. For more specific information about the performance of your Fund, please see the Portfolio Manager's Comments and Performance Overview sections of this report.

With interest rates at historically low levels, many have begun to wonder whether interest rates will rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that municipal bond investments like your Nuveen Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

I'd also like to direct your attention to the inside front cover of this report, which explains the quick and easy process to begin receiving Fund reports like this via e-mail and the internet. Thousands of Nuveen Fund shareholders already have signed-up, and they are getting their Fund information faster and more conveniently than ever. I urge you to consider joining them.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

September 15, 2003

Nuveen Arizona and Texas Municipal Closed-End Exchange-Traded Funds (NAZ, NFZ, NKR, NXE, NTX)

Portfolio Manager's
               COMMENTS

Portfolio manager Rick Huber discusses economic and market conditions, key investment strategies, and the recent performance of the Funds. With 18 years of investment experience, Rick assumed portfolio management responsibility for these Funds in January 2003.



WHAT FACTORS AFFECTED THE U.S. ECONOMY AND MUNICIPAL MARKET DURING THE TWELVE-MONTH PERIOD ENDED JULY 31, 2003?
In June 2003, the Federal Reserve cut the fed funds rate to 1.0%, its lowest level since 1958. Also in June, the GDP growth rate for the first quarter of 2003 was revised downward to 1.4%. The preliminary second-quarter growth rate, announced in July, was 2.4%, which continued to lag the 3% level some economists consider to be indicative of a recovery.

This was just the latest evidence of the two factors that, in our opinion, continued to have the greatest influence on the performance of the U.S. economy and the municipal market over the course of this reporting period - historically low interest rate levels and the sluggish pace of economic growth. In addition, inflation remained dormant through the period, while comments by the Fed kept the topic of potential deflation in the news.

In combination, the slow rate of economic recovery, low interest rates and lack of inflationary pressures created conditions that helped many municipal bonds perform well during much of this reporting period. However, in July 2003 some stronger-than-expected economic data raised the specter of a tighter monetary policy sooner rather than later. This, along with volatility in the mortgage-backed securities market, precipitated a spike in bond yields and a corresponding drop in bond prices that impacted all fixed-income markets. One barometer of the volatility experienced in the bond markets during the month of July was the yield on the benchmark 10-year U.S. Treasury, which jumped approximately 150 basis points from 45-year lows in June to its highest point in more than a year by July 31, 2003.

During the first seven months of 2003, the municipal market followed up the record issuance of 2002 with continued strong supply, issuing $230 billion in new bonds. This represented an increase of 18% over the same period in 2002. Much of the increase in supply reflected issuance intended to address the fiscal problems facing many states as the result of slow growth, rising costs (especially for healthcare and pensions), and sharp declines in the collection of income and capital gains taxes. Matching the increased supply, demand for municipal bonds also remained strong from both individual and institutional investors, particularly insurance companies.

HOW WERE ECONOMIC AND MARKET CONDITIONS IN ARIZONA AND TEXAS?
Boosted by an improving tourism industry, reviving demand in the high-tech and biotech areas, and increased defense-related spending, Arizona's economy continued on the path to recovery during the reporting period. Healthy population trends, affordable housing and low business costs also contributed to the state's economic rebound. In June 2003, a $6.4 billion fiscal 2004 state budget was approved. While Arizona's rainy day fund was depleted in 2002, the state's pension liabilities are fully funded, and its debt burden remained rela tively low. During the first seven months of 2003, Arizona issued just under $4 billion in new municipal bonds, down 18% from the same period in 2002. As of July 31, 2003, the state's credit rating remained at A1/AA-, with negative outlooks, from Moody's and Standard & Poor's, respectively. The negative outlooks reflected the state's declining sales and income tax collections last year as well as the rating agencies' expectations that, despite the economic recovery projected for the second half of 2003, significant budgetary imbalances could continue over the next several cycles.

Like Arizona, Texas has also benefited from positive demographic trends, a large and diverse high-tech and research sector, and relatively low costs of business and housing. As home to more than 200,000 military personnel, the state's economic growth has been helped by new defense spending contracts and increased activity at Texas military bases. Many of the state's major metropolitan areas were returning to healthy growth during the reporting period, including Houston (aided by a booming energy industry), Austin (with its high-tech and government base), and San Antonio. Northern Texas, including Dallas and Fort Worth, did not fare as well, as this area's economy continued to be constrained by problems in the airline and telecom industries. For the 2004-2005 biennium, the state balanced its $117.4 billion budget by closing a $10 billion gap through across-the-board spending cuts of 1.5%, fee increases, a drawdown of the state's $1 billion rainy day fund, and a new tax amnesty program that is expected to increase collections. While the state's debt levels remained relatively low, pension liabilities were not fully funded. During the first seven months of 2003, Texas retained its position as the third largest state issuer behind California and New York, with $14.6 billion in new municipal bonds, up 9% over January-July 2002. The state's general obligation debt continued to be rated Aa1/AA with a stable outlooks by Moody's and Standard & Poor's, respectively.

HOW DID THE FUNDS PERFORM OVER THE YEAR ENDED JULY 31, 2003?
Individual results for these Funds, as well as for selected benchmarks, are presented in the accompanying table.

                              TOTAL RETURN           LEHMAN       LIPPER
           MARKET YIELD             ON NAV    TOTAL RETURN1     AVERAGE2
------------------------------------------------------------------------
                                    1 YEAR           1 YEAR       1 YEAR
                   TAXABLE-          ENDED            ENDED        ENDED
       7/31/03  EQUIVALENT3        7/31/03          7/31/03      7/31/03
------------------------------------------------------------------------
NAZ      6.12%        8.93%          2.21%            3.60%        4.35%
------------------------------------------------------------------------
NFZ      5.92%        8.64%          3.67%            3.60%        4.35%
------------------------------------------------------------------------
NKR      6.00%        8.76%          3.67%            3.60%        4.35%
------------------------------------------------------------------------
NXE      5.76%        8.41%             NA                -            -
------------------------------------------------------------------------
NTX      6.53%        9.07%          2.54%            3.60%        4.35%
------------------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.

For the twelve months ended July 31, 2003, both NFZ and NKR outperformed the national, unleveraged Lehman Brothers Municipal Bond Index, while the returns of NAZ and NTX trailed this benchmark over the period. While all four older Funds trailed the Lipper Other States Municipal Debt Funds average, we believe this comparison has more limited value since the Lipper average includes the results of Funds from 10 different states, each with its own unique market environment.

The results of each of the Nuveen Funds over this reporting period were directly affected by the performance of specific securities within their portfolios. For example, for much of the reporting period, both NAZ and NTX had relatively large positions in bonds with short call provisions. These bonds had relatively short durations,4 which tended to restrain their performance in a market generally more favorable to longer duration bonds. Over the course of the reporting period, these callable bonds were replaced with longer maturity, longer duration bonds. However, as the Funds worked through their call schedules, their ability to benefit from the generally favorable interest rate environment in existence over much of the reporting period was limited.

In addition, at the start of the reporting period, NTX held over $11 million (par value) in bonds issued for Alliance and Dallas/Fort Worth airports and backed by American Airlines. Over the reporting period, the market value of most airline-backed bonds fell, due in part to a decline in passenger volume and in part to the well-documented financial struggles of many carriers. Although we significantly trimmed NTX's position in airline-backed bonds during the course of the reporting period, the depreciation of these bonds over the twelve-month period had a negative impact on NTX's total return.

NAZ's performance also was affected by its holdings of bonds issued for Phoenix Children's Hospital and Winslow Memorial Hospital, which



1 The total annual returns on common share net asset value (NAV) for these Nuveen Funds are compared with the total annual return of the Lehman Brothers Municipal Bond Index, an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

2 The total returns of the Nuveen Arizona and Texas Funds are compared with the average annualized return of the 36 funds in the Lipper Other States Municipal Debt Funds category. Fund and Lipper returns assume reinvestment of dividends. It should be noted that the performance of the Lipper Other States category represents the overall average of annual returns for funds from 10 different states with a wide variety of economic and municipal market conditions and investment guidelines, making direct comparisons less applicable.

3 The taxable-equivalent yield represents the yield that must be earned on a taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. The taxable-equivalent yield is based on the Fund's market yield on the indicated date and a federal income tax rate of 28% plus the applicable state income tax rate. The combined federal and state tax rate used for Arizona is 31.5%. Because Texas has no state income tax, NTX's taxable-equivalent yield is based on a federal income tax rate of 28%.

4 Duration is a measure of a Fund's NAV volatility in reaction to interest rate movements. Fund duration, also known as leverage-adjusted duration, takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund. References to duration in this commentary are intended to indicate Fund duration unless otherwise noted.

depreciated in value as these two credits experienced financial and management difficulties. With new managements in place, both Phoenix Children's and Winslow are currently working to resolve problems and achieve a potential turnaround. NKR and NXE also held smaller positions in the Phoenix Children's Hospital bonds.

NAZ, NXE, and NTX had less than 3% of their portfolios invested in bonds backed by the 1998 master tobacco settlement agreement. In recent months, the prices of these bonds weakened as the result of lawsuits involving the major tobacco companies as well as the increased issuance of such bonds by states planning to use the proceeds to help close budget gaps. Although the sector as a whole produced negative returns over the twelve months ended July 31, 2003, tobacco-backed bonds showed some recovery toward the end of the period. As of the end of this reporting period, our strategy was to maintain our tobacco holdings while we continued to regularly evaluate the situation.

HOW DID THE MARKET ENVIRONMENT AFFECT THE FUNDS' DIVIDENDS AND SHARE PRICES? With short-term interest rates at historically low levels during the reporting period, the dividend-paying capabilities of these Funds benefited from their use of leverage. The amount of this benefit is tied in part to the short-term rates the Funds pay their MuniPreferred(R) shareholders. Low short-term rates can enable the Funds to reduce the amount of income paid to MuniPreferred shareholders, which can potentially leave more earnings to support common share dividends.

During the twelve months ended July 31, 2003, the continued low level of short-term interest rates enabled us to implement three dividend increases in NFZ and one in NTX. As of July 2003, NAZ had paid steady or increasing dividends for 38 consec utive months, while NKR had offered shareholders stable, attractive dividends for 15 consecutive months. NXE, which was introduced in September 2002, declared its first monthly distribution in November 2002.

Although the share prices and net asset values of these Funds performed well during much of this twelve-month reporting period, the increased volatility that led to a general weakening of bond prices during July 2003 resulted in share prices and NAVs that were lower on July 31, 2003, than they had been one year earlier. As of July 31, 2003, NAZ, NFZ, NXE and NTX were trading at premiums to their common share NAVs, while NKR had moved to trading at a slight discount (see charts on individual Performance Overview pages).

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE PERIOD ENDED JULY 31, 2003?
Over this reporting period, we continued to place strong emphasis on diversifying the portfolios, improving call protection and enhancing each Fund's dividend-paying capabilities. Strategically, our main focus centered on systematically controlling the Funds' durations, which we believed would enhance our ability to mitigate the Funds' interest rate risk and produce more consistent returns over time. Interest rate risk is the risk that the value of a Fundport folio will decline when market interest rates rise (since bond prices move in the opposite direction of interest rates). The longer the duration of a Fund's portfolio, the greater its interest rate risk.

In line with our duration strategy, we concentrated on finding value in the intermediate part of the yield curve (i.e., bonds that mature in 15 to 20 years), particularly in the Funds with longer durations that we were seeking to moderate. In many cases, bonds in this part of the curve offered yields similar to those of longer-term bonds but, in our opinion, had less inherent interest rate risk. In NAZ and NTX, the need to replace shorter duration bonds that were called from the portfolio with current bonds having longer durations served to extend the Fund's duration over this reporting period.

In general, issuance in the Texas municipal market over the past year increased our opportunities to make purchases for NTX, while finding appropriate bonds among the tighter supply provided by the Arizona market was more difficult. In both markets, we continued to look for individual issues that we thought would perform relatively well regardless of the future direction of interest rates. In carrying out trades, we watched for opportunities to take losses on selected securities in order to offset the generation of capital gains. Over the past year, we increased the Arizona Funds' exposure to limited tax obligation bonds, which were more plentiful in the Arizona market, with the goal of enhancing the diversification of these Funds.

NXE, our newest Arizona Fund introduced in September 2002, is now fully invested and, as mentioned earlier, began declaring regular monthly dividends in November 2002. As attractive opportunities appeared in the market, we added Arizona securities to this Fund to replace bonds from Puerto Rico that were purchased during the initial investment phase last fall. As of July 31, 2003, approximately 95% of NXE's portfolio was invested in Arizona bonds, up from 90% last fall.

Given the current geopolitical and economic climate, we believed that maintaining strong credit quality remained a vital requirement. As of July 31, 2003, the Arizona and Texas Funds offered excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 73% to 89%. In general, our weightings in insured and AAA bonds benefited the performance of these Funds during the past year.

WHAT IS YOUR OUTLOOK FOR THESE FUNDS?
We continue to believe that the U.S. economy is slowly headed for a recovery. We also think that inflation and interest rates will remain relatively low over the near term. However, an eventual rise in interest rates remains a distinct risk, and we plan to keep a careful watch on the Funds' durations and holdings in order to be as well positioned as possible if and when this happens.

Looking ahead at potential bond calls for these Funds, the newer Arizona Funds (NFZ, NKR, and NXE) should not experience any significant call exposure for several years. Despite our actions to mitigate the call risks in NAZ and NTX, these Funds still face potential calls on 22% and 11% of their portfolios, respectively, through 2005. The number of actual calls in all of these Funds will depend largely on market interest rates in coming months.

We will continue to manage the Funds' durations and seek to enhance their income-generating capabilities. We also plan to continue closely monitoring the budgetary situations in both states. We believe that these Nuveen Funds remain attractive sources of tax-free income, and continue to offer the potential for considerable portfolio diversification.

Nuveen Arizona Premium Income Municipal Fund, Inc.

Performance
   OVERVIEW As of July 31, 2003


NAZ


CREDIT QUALITY
Pie Chart:
AAA/U.S. Guaranteed                 63%
AA                                  13%
A                                    2%
BBB                                 17%
NR                                   1%
BB or lower                          4%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.00
--------------------------------------------------
Common Share Net Asset Value                $13.66
--------------------------------------------------
Market Yield                                 6.12%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.50%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.93%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $60,547
--------------------------------------------------
Average Effective Maturity (Years)           16.63
--------------------------------------------------
Leverage-Adjusted Duration                    9.32
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 11/19/92)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        -5.98%         2.21%
--------------------------------------------------
5-Year                         3.77%         3.63%
--------------------------------------------------
10-Year                        5.26%         5.35%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         25%
--------------------------------------------------
Healthcare                                     17%
--------------------------------------------------
U.S. Guaranteed                                17%
--------------------------------------------------
Tax Obligation/General                          9%
--------------------------------------------------
Housing/Multifamily                             9%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Aug                                 0.0765
Sep                                 0.0765
Oct                                 0.0765
Nov                                 0.0765
Dec                                 0.0765
Jan                                 0.0765
Feb                                 0.0765
Mar                                 0.0765
Apr                                 0.0765
May                                 0.0765
Jun                                 0.0765
Jul                                 0.0765


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
8/1/02                              17
                                    16.85
                                    16.9
                                    16.87
                                    16.95
                                    16.98
                                    16.85
                                    16.74
                                    16.48
                                    16.3
                                    16.11
                                    15.93
                                    15.6
                                    15.9
                                    15.72
                                    15.49
                                    15.15
                                    15.16
                                    15.15
                                    14.95
                                    14.67
                                    15.04
                                    15.31
                                    15.15
                                    15.3
                                    15.75
                                    15.6
                                    16.18
                                    15.87
                                    15.89
                                    15.95
                                    16
                                    16.11
                                    16.11
                                    16.12
                                    16.08
                                    15.85
                                    15.59
                                    15.37
                                    15.84
                                    16
                                    15.9
                                    16.56
                                    16.52
                                    16.45
                                    16.7
                                    16.58
                                    16.9
                                    16.62
                                    16.3
7/31/03                             15


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 31.5%.

Nuveen Arizona Dividend Advantage Municipal Fund

Performance
   OVERVIEW As of July 31, 2003



NFZ

Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                 53%
AA                                  20%
A                                   11%
BBB                                 15%
BB or lower                          1%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.30
--------------------------------------------------
Common Share Net Asset Value                $14.45
--------------------------------------------------
Market Yield                                 5.92%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.22%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.64%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $22,290
--------------------------------------------------
Average Effective Maturity (Years)           19.27
--------------------------------------------------
Leverage-Adjusted Duration                   11.86
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 1/30/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         3.06%         3.67%
--------------------------------------------------
Since Inception                6.52%         6.32%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         26%
--------------------------------------------------
Utilities                                      17%
--------------------------------------------------
Housing/Multifamily                            13%
--------------------------------------------------
Tax Obligation/General                         13%
--------------------------------------------------
U.S. Guaranteed                                 8%
--------------------------------------------------



Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Aug                                 0.07
Sep                                 0.071
Oct                                 0.071
Nov                                 0.071
Dec                                 0.073
Jan                                 0.073
Feb                                 0.073
Mar                                 0.0755
Apr                                 0.0755
May                                 0.0755
Jun                                 0.0755
Jul                                 0.0755

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
8/1/02                              15.8
                                    15.71
                                    15.9
                                    15.41
                                    15.25
                                    15.44
                                    15.38
                                    15.58
                                    15.55
                                    15.6
                                    15.36
                                    15.25
                                    15.15
                                    15.2
                                    15.45
                                    15
                                    15.2
                                    15.2
                                    15.35
                                    15.25
                                    15.15
                                    15.2
                                    15.5
                                    15.6
                                    15.8
                                    15.5
                                    15.28
                                    15.28
                                    15.24
                                    15.5
                                    15.65
                                    16.19
                                    16.23
                                    16.09
                                    15.8
                                    15.53
                                    15.52
                                    15.56
                                    15.38
                                    15.65
                                    16.01
                                    16.3
                                    16.25
                                    16.57
                                    16.5
                                    16.54
                                    16.79
                                    16.88
                                    16.52
                                    16.35
7/31/03                             15.3



1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 31.5%.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2002 of $0.0438 per share.

Nuveen Arizona Dividend Advantage Municipal Fund 2

Performance
   OVERVIEW As of July 31, 2003


NKR


Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                 79%
AA                                  10%
A                                    3%
BBB                                  7%
BB or lower                          1%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.40
--------------------------------------------------
Common Share Net Asset Value                $14.57
--------------------------------------------------
Market Yield                                 6.00%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.33%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.76%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $35,237
--------------------------------------------------
Average Effective Maturity (Years)           17.56
--------------------------------------------------
Leverage-Adjusted Duration                   11.85
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 3/25/02)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        -3.53%         3.67%
--------------------------------------------------
Since Inception                2.26%         6.78%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         30%
--------------------------------------------------
Tax Obligation/Limited                         26%
--------------------------------------------------
Education and Civic Organizations              10%
--------------------------------------------------
Utilities                                       6%
--------------------------------------------------
Healthcare                                      6%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Aug                                 0.072
Sep                                 0.072
Oct                                 0.072
Nov                                 0.072
Dec                                 0.072
Jan                                 0.072
Feb                                 0.072
Mar                                 0.072
Apr                                 0.072
May                                 0.072
Jun                                 0.072
Jul                                 0.072

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
8/1/02                              15.7
                                    15.5
                                    15.85
                                    15.65
                                    15.2
                                    15.25
                                    15.31
                                    15.34
                                    15.5
                                    15.68
                                    15.2
                                    14.76
                                    14.78
                                    14.89
                                    14.75
                                    14.7
                                    15.2
                                    15.22
                                    15.29
                                    15.1
                                    15.4
                                    15.49
                                    15.59
                                    15.59
                                    15.5
                                    15.53
                                    15.55
                                    15.3
                                    15.09
                                    15.15
                                    15.34
                                    15.21
                                    15.26
                                    15.1
                                    15.1
                                    15.23
                                    15.31
                                    15.32
                                    15.12
                                    15.21
                                    15.44
                                    15.86
                                    15.8
                                    16.08
                                    15.83
                                    16.15
                                    16.18
                                    16.2
                                    15.76
                                    15.5
7/31/03                             14.4


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 31.5%.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2002 of $0.0122 per share.

Nuveen Arizona Dividend Advantage Municipal Fund 3

Performance
   OVERVIEW As of July 31, 2003


NXE



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                 70%
AA                                  17%
A                                    5%
BBB                                  6%
BB or lower                          2%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $13.97
--------------------------------------------------
Common Share Net Asset Value                $13.45
--------------------------------------------------
Market Yield                                 5.76%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.00%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.41%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $41,247
--------------------------------------------------
Average Effective Maturity (Years)           18.95
--------------------------------------------------
Leverage-Adjusted Duration                   14.03
--------------------------------------------------

CUMULATIVE TOTAL RETURN (Inception 9/25/02)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
Since Inception               -2.76%        -2.05%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         21%
--------------------------------------------------
Tax Obligation/General                         18%
--------------------------------------------------
Education and Civic Organizations              13%
--------------------------------------------------
Transportation                                  9%
--------------------------------------------------
Housing/Multifamily                             9%
--------------------------------------------------

Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Nov                                 0.067
Dec                                 0.067
Jan                                 0.067
Feb                                 0.067
Mar                                 0.067
Apr                                 0.067
May                                 0.067
Jun                                 0.067
Jul                                 0.067


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
9/27/02                             15.02
                                    15.02
                                    15
                                    15
                                    15
                                    15
                                    15
                                    14.95
                                    14.38
                                    14.15
                                    13.9
                                    13.81
                                    13.54
                                    13.72
                                    14.09
                                    13.65
                                    13.5
                                    13.6
                                    13.52
                                    13.85
                                    13.75
                                    13.85
                                    14
                                    14.01
                                    14.02
                                    13.85
                                    13.8
                                    13.65
                                    13.4
                                    13.65
                                    13.93
                                    14.01
                                    14.01
                                    14.18
                                    14.11
                                    14.26
                                    14.05
                                    14.29
                                    14.7
                                    14.73
                                    14.25
                                    14.1
7/31/03                             13.97


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 31.5%.

Nuveen Texas Quality Income Municipal Fund

Performance
   OVERVIEW As of July 31, 2003


NTX



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                 63%
AA                                  13%
A                                   12%
BBB                                 11%
BB or lower                          1%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.71
--------------------------------------------------
Common Share Net Asset Value                $14.57
--------------------------------------------------
Market Yield                                 6.53%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.07%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $137,975
--------------------------------------------------
Average Effective Maturity (Years)           20.85
--------------------------------------------------
Leverage-Adjusted Duration                   11.00
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 10/17/91)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         4.14%         2.54%
--------------------------------------------------
5-Year                         5.50%         4.76%
--------------------------------------------------
10-Year                        6.03%         6.04%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         22%
--------------------------------------------------
Healthcare                                     14%
--------------------------------------------------
Utilities                                       9%
--------------------------------------------------
Education and Civic Organizations               8%
--------------------------------------------------
Water and Sewer                                 8%
--------------------------------------------------

Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Aug                                 0.079
Sep                                 0.079
Oct                                 0.079
Nov                                 0.079
Dec                                 0.079
Jan                                 0.079
Feb                                 0.079
Mar                                 0.08
Apr                                 0.08
May                                 0.08
Jun                                 0.08
Jul                                 0.08

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
8/1/02                              15.17
                                    15.41
                                    15.51
                                    15.24
                                    15.1
                                    15.39
                                    15.38
                                    15.54
                                    15.66
                                    15.56
                                    15.37
                                    14.31
                                    14.09
                                    14.56
                                    14.48
                                    14.23
                                    14.11
                                    14.35
                                    14.39
                                    14.19
                                    14.08
                                    14.39
                                    14.63
                                    14.25
                                    14.19
                                    14.35
                                    14.43
                                    14.51
                                    14.29
                                    14.39
                                    14.55
                                    14.9
                                    14.93
                                    14.74
                                    14.82
                                    14.94
                                    14.9
                                    15.09
                                    15.09
                                    15.05
                                    15.17
                                    15.34
                                    15.38
                                    15.54
                                    15.53
                                    15.25
                                    15.44
                                    15.7
                                    15.17
                                    15.25
7/31/03                             14.71


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2002 of $0.0112 per share.

Report of
   INDEPENDENT AUDITORS



THE BOARDS OF DIRECTORS, TRUSTEES AND SHAREHOLDERS
NUVEEN ARIZONA PREMIUM INCOME MUNICIPAL FUND, INC.
NUVEEN ARIZONA DIVIDEND ADVANTAGE MUNICIPAL FUND
NUVEEN ARIZONA DIVIDEND ADVANTAGE MUNICIPAL FUND 2
NUVEEN ARIZONA DIVIDEND ADVANTAGE MUNICIPAL FUND 3
NUVEEN TEXAS QUALITY INCOME MUNICIPAL FUND


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Arizona Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund 2, Nuveen Arizona Dividend Advantage Municipal Fund 3 and Nuveen Texas Quality Income Municipal Fund as of July 31, 2003, and the related statements of operations, changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of July 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Arizona Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund 2, Nuveen Arizona Dividend Advantage Municipal Fund 3 and Nuveen Texas Quality Income Municipal Fund at July 31, 2003, and the results of their operations, changes in their net assets and the financial highlights for the periods indicated therein in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
September 12, 2003

                            Nuveen Arizona Premium Income Municipal Fund, Inc. (NAZ)

                            Portfolio of
                                    INVESTMENTS July 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 1.4%

$         970   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00          A-        $   841,213
                 Asset-Backed Refunding Bonds, Series 2002,
                 5.375%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 9.2%

        1,000   Arizona State University, Certificates of Participation,              7/12 at 100.00         AAA          1,046,810
                  Series 2002, 5.375%, 7/01/19 - MBIA Insured

        1,750   Arizona Student Loan Acquisition Authority, Subordinated              5/04 at 102.00         Aa1          1,850,503
                 Fixed-Rate Student Loan Revenue Bonds, Series 1994B,
                 6.600%, 5/01/10 (Alternative Minimum Tax)

        1,250   Glendale Industrial Development Authority, Arizona, Revenue           5/11 at 101.00        BBB+          1,273,050
                 Bonds, Midwestern University, Series 2001A,
                 5.875%, 5/15/31

        1,400   Southern Arizona Capital Facilities Financing Corporation,            9/12 at 100.00         AAA          1,393,798
                 Student Housing Revenue Bonds, La Aldea Project at the
                 University of Arizona, Series 2002, 5.000%, 9/01/23 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 22.9%

        2,000   Arizona Health Facilities Authority, Hospital Revenue                11/09 at 100.00         Ba2          1,599,380
                 Bonds, Phoenix Children's Hospital, Series 1999A,
                 6.125%, 11/15/22

        2,125   Arizona Health Facilities Authority, Hospital System Revenue         12/10 at 102.00         BBB          2,243,086
                 Bonds, John C. Lincoln Health Network, Series 2000,
                 7.000%, 12/01/25

        2,000   Arizona Health Facilities Authority, Revenue Bonds,                   7/10 at 101.00         BBB          2,098,260
                 Catholic Healthcare West, Series 1999A, 6.625%, 7/01/20

        3,000   Mesa Industrial Development Authority, Arizona, Revenue               1/10 at 101.00         AAA          3,124,290
                 Bonds, Discovery Health System, Series 1999A,
                 5.750%, 1/01/25 - MBIA Insured

          515   Puerto Rico Industrial, Tourist, Educational, Medical, and           11/10 at 101.00          AA            567,159
                 Environmental Control Facilities Financing Authority,
                 Hospital Revenue Bonds, Hospital de la Concepcion Project,
                 Series 2000A, 6.375%, 11/15/15

        1,500   Scottsdale Industrial Development Authority, Arizona,                12/11 at 101.00          A3          1,517,850
                 Hospital Revenue Bonds, Scottsdale Healthcare, Series 2001,
                 5.800%, 12/01/31

        2,000   University Medical Center Corporation, Tucson, Arizona,               1/04 at 101.00         AAA          2,026,880
                 Hospital Revenue Refunding Bonds, Series 1992,
                 6.250%, 7/01/16 - MBIA Insured

        1,055   Industrial Development Authority, Winslow, Arizona,                   6/08 at 101.00         N/R            705,753
                 Hospital Revenue Bonds, Winslow Memorial Hospital
                 Project, Series 1998, 5.500%, 6/01/22


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 11.9%

        2,011   Glendale Industrial Development Authority, Arizona,                  10/10 at 105.00         Aaa          2,167,033
                 GNMA Collateralized Mortgage Loan Multifamily Housing
                 Revenue Bonds, Maridale Apartments Project,
                 Series 2000A, 7.500%, 10/20/35

        1,275   Maricopa County Industrial Development Authority, Arizona,           10/10 at 105.00         Aaa          1,329,583
                 GNMA Collateralized Multifamily Housing Revenue Bonds,
                 Villas at Augusta Project, Series 2000, 6.400%, 10/20/20

          400   Phoenix Industrial Development Authority, Arizona,                    6/11 at 102.00         Aaa            409,628
                 GNMA Collateralized Multifamily Housing Revenue
                 Bonds, Campaigne Place on Jackson Project, Series 2001,
                 5.700%, 6/20/31 (Alternative Minimum Tax)

        3,215   Tucson Industrial Development Authority, Arizona,                     7/10 at 101.00          AA          3,298,654
                 Senior Living Facilities Revenue Bonds, Christian Care
                 Project, Series 2000A, 5.625%, 7/01/20 - RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 0.5%

          110   Phoenix Industrial Development Authority, Arizona,                    6/05 at 102.00         AAA            115,878
                 Statewide Single Family Mortgage Revenue Bonds,
                 Series 1995, 6.150%, 6/01/08 (Alternative Minimum Tax)

           50   Phoenix Industrial Development Authority, Arizona,                    6/10 at 105.00         AAA             53,795
                 FNMA/GNMA Single Family Mortgage Revenue Bonds,
                 Series 2000-1B, 7.350%, 6/01/31 (Alternative Minimum Tax)

          105   Pima County Industrial Development Authority, Arizona,                5/07 at 102.00         AAA            105,455
                 FNMA/GNMA Single Family Mortgage Revenue Bonds,
                 Series 1997A, 6.250%, 11/01/30 (Alternative Minimum Tax)


                                       12

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 3.3%

$       2,000   Yavapai County Industrial Development Authority, Arizona,               No Opt. Call         BBB        $ 2,027,240
                 Solid Waste Disposal Revenue Bonds, Waste Management,
                 Inc. Project, Series 2003B, 4.450%, 3/01/28 (Alternative
                 Minimum Tax) (Mandatory put 3/01/08)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.7%

        1,000   Mohave County Industrial Development Authority, Arizona,              5/06 at 103.00         AAA          1,048,800
                 GNMA Collateralized Healthcare Revenue Refunding
                 Bonds, Chris Ridge and Silver Ridge Village Projects,
                 Series 1996, 6.375%, 11/01/31


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 12.6%

        1,000   Maricopa County School District 6, Arizona, General                     No Opt. Call         AAA          1,100,860
                 Obligation Refunding Bonds, Washington Elementary
                 School, Series 2002A, 5.375%, 7/01/15 - FSA Insured

        3,000   Mesa, Arizona, General Obligation Bonds, Series 1999,                 7/09 at 100.00         AAA          3,058,320
                 5.000%, 7/01/18 - FGIC Insured

        1,255   Phoenix, Arizona, Various Purpose General Obligation Bonds,           7/12 at 100.00         AA+          1,267,086
                 Series 2002B, 5.000%, 7/01/21

                Puerto Rico Public Improvement, General Obligation Bonds,
                Series 2002A:
        1,000    5.500%, 7/01/19 - FGIC Insured                                         No Opt. Call         AAA          1,101,340
          500    5.375%, 7/01/28                                                      7/11 at 100.00          A-            501,415

          585   Tempe Union High School District 213, Maricopa County,                7/04 at 101.00         AAA            614,970
                 Arizona, General Obligation Bonds, Series 1994,
                 6.000%, 7/01/12 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 34.4%

        1,070   Arizona School Facilities Board, State School Improvement             7/13 at 100.00         AAA          1,087,955
                 Revenue Bonds, Series 2003, 5.000%, 7/01/20

                Arizona Tourism and Sports Authority, Tax Revenue Bonds,
                Multipurpose Stadium Facility Project, Series 2003A:
        2,000    5.375%, 7/01/20 - MBIA Insured                                       7/13 at 100.00         Aaa          2,093,840
        1,000    5.375%, 7/01/21 - MBIA Insured                                       7/13 at 100.00         Aaa          1,041,300

                Bullhead City, Arizona, Parkway District Special Assessment
                Improvement Bonds, Series 1993:
          830    6.100%, 1/01/08                                                      1/04 at 102.00        Baa2            855,962
          890    6.100%, 1/01/09                                                      1/04 at 102.00        Baa2            916,478

        1,500   Maricopa County Industrial Development Authority,                     7/10 at 102.00        Baa3          1,473,780
                 Education Revenue Bonds, Arizona Charter Schools Project I,
                 Series 2000A, 6.750%, 7/01/29

        3,400   Maricopa County Stadium District, Arizona, Revenue                    6/12 at 100.00         Aaa          3,570,408
                 Refunding Bonds, Series 2002, 5.375%, 6/01/18 -
                 AMBAC Insured

                Phoenix Industrial Development Authority, Arizona, Government
                Office Lease Revenue Bonds, Capitol Mall LLC Project, Series
                2000:
        1,000    5.375%, 9/15/22 - AMBAC Insured                                      9/10 at 100.00         AAA          1,022,780
        2,000    5.500%, 9/15/27 - AMBAC Insured                                      9/10 at 100.00         AAA          2,043,560

        2,150   Phoenix Civic Plaza Building Corporation, Arizona, Senior             7/05 at 101.00         AAA          2,323,075
                 Lien Excise Tax Revenue Bonds, Series 1994,
                 6.000%, 7/01/14

        1,200   Prescott Valley Municipal Property Corp., Arizona, Municipal          1/13 at 100.00         AAA          1,189,320
                 Facilities Revenue Bonds, Series 2003, 5.000%, 1/01/27 -
                 FGIC Insured

        1,000   Puerto Rico Public Buildings Authority, Guaranteed                    7/12 at 100.00          A-            981,090
                 Government Facilities Revenue Refunding Bonds,
                 Series 2002D, 5.125%, 7/01/24

          500   Surprise Municipal Property Corporation, Arizona, Excise              7/09 at 101.00         AAA            531,550
                 Tax Revenue Bonds, Series 2000, 5.700%, 7/01/20 -
                 FGIC Insured

          500   Tucson, Arizona, Certificates of Participation, Series 2000,          7/08 at 100.00         AAA            530,295
                 5.700%, 7/01/20 - MBIA Insured

        1,100   Tucson, Arizona, Streets and Highway Junior Lien User Fee             7/10 at 100.00         AAA          1,121,208
                 Revenue Bonds, Series 1994E, 5.000%, 7/01/18 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TELECOMMUNICATION SERVICES - 5.6%

        2,000   Mohave County Industrial Development Authority, Arizona,             11/03 at 101.00         BBB          2,011,080
                 Revenue Bonds, Citizens Utility Company Project,
                 Series 1994, 6.600%, 5/01/29 (Alternative Minimum Tax)

        1,450   Industrial Development Authority, Yavapai County, Arizona,            6/07 at 101.00         BBB          1,373,745
                 Revenue Bonds, Citizens Utilities Company Project,
                 Series 1998, 5.450%, 6/01/33 (Alternative Minimum Tax)


                                       13


                            Nuveen Arizona Premium Income Municipal Fund, Inc. (NAZ) (continued)
                                    Portfolio of INVESTMENTS July 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 22.9%

$         530   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA        $   590,113
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded to 7/01/10)

        3,500   Maricopa County Industrial Development Authority, Arizona,              No Opt. Call         AAA          4,327,995
                 Samaritan Health Services, Hospital Revenue Refunding
                 Bonds, Series 1990A, 7.000%, 12/01/16 - MBIA Insured

        2,000   Phoenix Civic Improvement Corporation, Arizona, Junior Lien           7/10 at 101.00         AAA          2,322,480
                 Wastewater System Revenue Bonds, Series 2000,
                 6.000%, 7/01/24 (Pre-refunded to 7/01/10) - FGIC Insured

        1,000   Puerto Rico Highway and Transportation Authority,                     7/10 at 101.00        A***          1,196,500
                 Highway Revenue Bonds, Series 2000B, 6.500%, 7/01/27
                 (Pre-refunded to 7/01/10)

        1,415   Tempe Union High School District 213, Maricopa County,                7/04 at 101.00         AAA          1,494,410
                 Arizona, General Obligation Bonds, Series 1994,
                 6.000%, 7/01/12 (Pre-refunded to 7/01/04) - FGIC Insured

        3,000   Tucson, Arizona, General Obligation Bonds, Series 1984G,              7/04 at 101.00         AAA          3,175,200
                 6.250%, 7/01/18 (Pre-refunded to 7/01/04) - FGIC Insured

          725   Tucson, Arizona, Certificates of Participation, Series 1994,          7/04 at 100.00       AA***            760,975
                 6.375%, 7/01/09 (Pre-refunded to 7/01/04) - RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 7.9%

        1,000   Arizona Power Authority, Special Obligation Power Resource              No Opt. Call          AA          1,084,760
                 Revenue Refunding Crossover Bonds, Hoover Project,
                 Series 2001, 5.250%, 10/01/15

        1,615   Coconino County, Arizona, Pollution Control Revenue Bonds,           10/06 at 102.00          B-          1,422,444
                 Nevada Power Company Project, Series 1996,
                 6.375%, 10/01/36 (Alternative Minimum Tax)

          500   Navajo County Pollution Control Corp., Arizona, Pollution             8/03 at 102.00         AAA            511,415
                 Control Revenue Refunding Bonds, Arizona Public Service
                 Company, Series 1993A, 5.875%, 8/15/28 - MBIA Insured

        1,200   Pima County Industrial Development Authority, Arizona,                1/04 at 102.00         AAA          1,270,380
                 Lease Obligation Revenue Refunding Bonds, Tucson
                 Electric Power Company Irvington Project, Series 1988A,
                 7.250%, 7/15/10 - FSA Insured

          500   Agricultural Improvement and Power District, Arizona,                 1/12 at 101.00          AA            492,272
                 Electric System Revenue Refunding Bonds, Salt River
                 Project, Series 2002A, 5.000%, 1/01/31


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 2.4%

        1,500   Phoenix Civic Improvement Corporation, Arizona, Junior                7/12 at 100.00         AAA          1,476,810
                 Lien Water System Revenue Bonds, Series 2002,
                 5.000%, 7/01/26 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
$      80,146   Total Long-Term Investments (cost $80,747,376) - 136.7%                                                  82,781,269
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 12.8%                                                                     7,765,541
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.5)%                                                        (30,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $60,546,810
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                                       14


                            Nuveen Arizona Dividend Advantage Municipal Fund (NFZ)

                            Portfolio of
                                    INVESTMENTS July 31, 2003

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 10.2%

$       1,020   Mesa Industrial Development Authority, Arizona, Student               7/11 at 101.00        BBB-        $ 1,010,534
                 Housing Revenue Bonds, ASU East/Maricopa County
                 Community College District, Williams Campus Project,
                 Series 2001A, 6.000%, 7/01/26

        1,000   Puerto Rico Industrial, Tourist, Educational, Medical, and            2/09 at 101.00         BBB            971,630
                 Environmental Control Facilities Financing Authority, Higher
                 Education Revenue Bonds, Ana G. Mendez University System
                 Project, Series 1999, 5.375%, 2/01/29

          300   Puerto Rico Industrial, Tourist, Educational, Medical, and            9/11 at 100.00         BBB            295,341
                 Environmental Control Facilities Financing Authority, Higher
                 Education Revenue Bonds, University of the Sacred Heart
                 Project, Series 2001, 5.250%, 9/01/21


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 11.5%

          550   Arizona Health Facilities Authority, Hospital System Revenue         12/10 at 102.00         BBB            580,415
                 Bonds, John C. Lincoln Health Network, Series 2000,
                 6.875%, 12/01/20

          920   Arizona Health Facilities Authority, Revenue Bonds,                   7/10 at 101.00         BBB            965,200
                 Catholic Healthcare West, Series 1999A, 6.625%, 7/01/20

        1,000   Scottsdale Industrial Development Authority, Arizona, Hospital       12/11 at 101.00          A3          1,011,900
                 Revenue Bonds, Scottsdale Healthcare, Series 2001,
                 5.800%, 12/01/31


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 19.8%

        1,000   Maricopa County Industrial Development Authority, Arizona,            7/09 at 102.00         Aaa          1,013,370
                 Multifamily Housing Revenue Bonds, Whispering Palms
                 Apartments Project, Series 1999A, 5.900%, 7/01/29 -
                 MBIA Insured

        1,125   Maricopa County Industrial Development Authority, Arizona,           10/11 at 103.00         Aaa          1,140,953
                 Multifamily Housing Revenue Bonds, Syl-Mar Apartments
                 Project, Series 2001, 5.650%, 4/20/21 (Alternative
                 Minimum Tax)

          275   Phoenix Industrial Development Authority, Arizona,                    6/11 at 102.00         Aaa            281,619
                 GNMA Collateralized Multifamily Housing Revenue
                 Bonds, Campaigne Place on Jackson Project, Series 2001,
                 5.700%, 6/20/31 (Alternative Minimum Tax)

        1,000   Phoenix Industrial Development Authority, Arizona,                   11/11 at 105.00         AAA          1,023,350
                 GNMA Collateralized Multifamily Housing Revenue Bonds,
                 Bay Club Apartments Project, Series 2001, 5.900%, 11/20/31

          990   Phoenix Industrial Development Authority, Arizona,                   10/12 at 102.00         Aaa            944,024
                 GNMA Enhanced Mortgage Loan Multifamily Housing
                 Revenue Bonds, Liberty Cove Apartments, Series 2002A,
                 5.050%, 10/20/32


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 1.5%

          320   Pima County Industrial Development Authority, Arizona,               11/10 at 101.00         AAA            323,885
                 FNMA/GNMA Single Family Mortgage Revenue Bonds,
                 Series 2001A-4, 5.050%, 5/01/17


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 4.5%

        1,000   Yavapai County Industrial Development Authority, Arizona,               No Opt. Call         BBB          1,013,620
                 Solid Waste Disposal Revenue Bonds, Waste Management,
                 Inc. Project, Series 2003B, 4.450%, 3/01/28 (Alternative
                 Minimum Tax) (Mandatory put 3/01/08)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 18.9%

        1,500   Maricopa County School District 6, Arizona, General                     No Opt. Call         AAA          1,651,290
                 Obligation Refunding Bonds, Washington Elementary
                 School, Series 2002A, 5.375%, 7/01/15 - FSA Insured

        1,000   Mesa, Arizona, General Obligation Bonds, Series 1999,                 7/09 at 100.00         AAA          1,024,120
                 5.000%, 7/01/17 - FGIC Insured

          500   Puerto Rico Public Improvement, General Obligation Bonds,               No Opt. Call          A-            505,860
                 Series 2002A, 5.500%, 7/01/29

        1,020   Tucson, Arizona, General Obligation Refunding Bonds,                  7/07 at 100.00          AA          1,029,333
                 Series 1997, 5.000%, 7/01/19

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 38.2%

          700   Arizona School Facilities Board, School Improvement Revenue           7/11 at 100.00         AAA            748,853
                 Bonds, Series 2001, 5.500%, 7/01/18

        1,000   Arizona State Transportation Board, Highway Revenue                   7/13 at 100.00         AAA          1,000,340
                 Bonds, Series 2003A, 5.000%, 7/01/22


                                       15


                            Nuveen Arizona Dividend Advantage Municipal Fund (NFZ) (continued)
                                    Portfolio of INVESTMENTS July 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,000   Arizona Tourism and Sports Authority, Tax Revenue Bonds,              7/13 at 100.00         Aaa        $ 1,041,300
                 Multipurpose Stadium Facility Project, Series 2003A,
                 5.375%, 7/01/21 - MBIA Insured

        2,000   Maricopa County Industrial Development Authority,                     6/07 at 102.00           A          2,087,820
                 Arizona, Education Revenue Bonds, Horizon Community
                 Learning Center Project, Series 2000, 6.350%, 6/01/26 -
                 ACA Insured

          900   Phoenix Industrial Development, Arizona, Government Office            3/12 at 100.00         AAA            949,392
                 Lease Revenue Bonds, Capitol Mall LLC II Project,
                 Series 2001, 5.250%, 9/15/16 - AMBAC Insured

        2,675   Tempe, Arizona, Excise Tax Revenue Refunding Bonds,                   7/13 at 100.00         AA+          2,684,229
                 Series 2003, 5.000%, 7/01/21


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 11.6%

          500   Maricopa County Industrial Development Authority, Arizona,            9/05 at 101.00         AAA            546,265
                 Baptist Hospital System Revenue Refunding Bonds,
                 Series 1995, 5.500%, 9/01/16 (Pre-refunded to 9/01/05) -
                 MBIA Insured

        1,350   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          1,419,188
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40

                Agricultural Improvement and Power District, Arizona, Electric
                System Revenue Refunding Bonds, Salt River Project, Series
                1997A:

          140    5.000%, 1/01/20 (Pre-refunded to 1/01/08)                            1/08 at 101.00       AA***            154,717
          430    5.000%, 1/01/20 (Pre-refunded to 1/01/11)                            1/08 at 101.00       AA***            464,942


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 25.8%

        1,500   Arizona Power Authority, Special Obligation Power Resource              No Opt. Call          AA          1,611,105
                 Revenue Refunding Crossover Bonds, Hoover Project,
                 Series 2001, 5.250%, 10/01/17

          500   Coconino County, Arizona, Pollution Control Revenue Bonds,           11/03 at 101.00          B-            407,515
                 Nevada Power Company Project, Series 1997B,
                 5.800%, 11/01/32 (Alternative Minimum Tax)

        1,000   Mesa, Arizona, Utility System Revenue Bonds, Series 2000,             7/09 at 100.00         AAA          1,019,620
                 5.125%, 7/01/19 - FGIC Insured

        1,000   Mesa, Arizona, Utility System Revenue Refunding Bonds,                  No Opt. Call         AAA          1,079,600
                 Series 2002, 5.250%, 7/01/17 - FGIC Insured

          350   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/12 at 101.00         AAA            355,481
                 Series 2002II, 5.125%, 7/01/26 - FSA Insured

        1,000   Agricultural Improvement and Power District, Arizona,                 1/12 at 101.00          AA          1,045,680
                 Electric System Revenue Refunding Bonds, Salt River
                 Project, Series 2002A, 5.250%, 1/01/18

          235   Agricultural Improvement and Power District, Arizona,                 1/08 at 101.00          AA            237,170
                 Electric System Revenue Refunding Bonds, Salt River
                 Project, Series 1997A, 5.000%, 1/01/20


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 6.6%

        1,500   Phoenix Civic Improvement Corporation, Arizona, Junior Lien           7/12 at 100.00         AAA          1,476,810
                 Water System Revenue Bonds, Series 2002,
                 5.000%, 7/01/26 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
$      32,300   Total Long-Term Investments (cost $32,884,139) - 148.6%                                                  33,116,471
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 5.2%                                                                      1,173,938
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (53.8)%                                                        (12,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $22,290,409
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                                 See accompanying notes to financial statements.


                                       16


                            Nuveen Arizona Dividend Advantage Municipal Fund 2 (NKR)

                            Portfolio of
                                    INVESTMENTS July 31, 2003

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 14.7%

$         510   Arizona State University, Certificates of Participation,              7/12 at 100.00         AAA        $   510,699
                 Series 2002, 5.125%, 7/01/26 - MBIA Insured

                Arizona State University, System Revenue Bonds, Series 2002:
        1,000    5.000%, 7/01/25 - FGIC Insured                                       7/12 at 100.00         AAA            992,720
          715    5.750%, 7/01/27 - FGIC Insured                                       7/12 at 100.00         AAA            764,464

        1,250   Glendale Industrial Development Authority, Arizona, Revenue           5/11 at 101.00        BBB+          1,273,050
                 Bonds, Midwestern University, Series 2001A,
                 5.875%, 5/15/31

          320   Puerto Rico Industrial, Tourist, Educational, Medical, and            2/09 at 101.00         BBB            321,174
                 Environmental Control Facilities Financing Authority, Higher
                 Education Revenue Bonds, Ana G. Mendez University
                 System Project, Series 1999, 5.375%, 2/01/19

                University of Arizona, Certificates of Participation, Series 2002A:
          750    5.500%, 6/01/18 - AMBAC Insured                                      6/12 at 100.00         AAA            799,335
          500    5.125%, 6/01/22 - AMBAC Insured                                      6/12 at 100.00         AAA            504,240


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 9.0%

          735   Arizona Health Facilities Authority, Hospital System Revenue          2/12 at 101.00         Ba2            602,288
                 Bonds, Phoenix Children's Hospital, Series 2002A,
                 6.250%, 2/15/21

        1,000   Arizona Health Facilities Authority, Revenue Bonds,                   7/10 at 101.00         BBB          1,049,130
                 Catholic Healthcare West, Series 1999A, 6.625%, 7/01/20

          500   Maricopa County Industrial Development Authority,                     5/08 at 101.00          AA            485,870
                 Arizona, Hospital Revenue Bonds, Mayo Clinic Hospital,
                 Series 1998, 5.250%, 11/15/37

        1,000   Mesa Industrial Development Authority, Arizona, Revenue               1/10 at 101.00         AAA          1,022,740
                 Bonds, Discovery Health System, Series 1999A,
                 5.625%, 1/01/29 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 7.2%

        1,000   Maricopa County Industrial Development Authority,                    10/11 at 105.00         AAA          1,040,420
                 Arizona, GNMA Collateralized Multifamily Housing Revenue
                 Refunding Bonds, Pine Ridge, Cambridge Court, Cove
                 on 44th and Fountain Place Apartments Projects,
                 Series 2001A-1, 6.000%, 10/20/31

        1,425   Phoenix Industrial Development Authority, Arizona,                    7/12 at 105.00         AAA          1,502,178
                 GNMA Collateralized Multifamily Housing Revenue Bonds,
                 Summit Apartments Project, Series 2002, 6.450%, 7/20/32


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 0.4%

          150   Pima County Industrial Development Authority, Arizona,               11/10 at 101.00         AAA            150,894
                 FNMA/GNMA Single Family Mortgage Revenue Bonds,
                 Series 2001A-1, 5.350%, 11/01/24 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 2.9%

        1,000   Yavapai County Industrial Development Authority, Arizona,               No Opt. Call         BBB          1,013,620
                 Solid Waste Disposal Revenue Bonds, Waste Management,
                 Inc. Project, Series 2003B, 4.450%, 3/01/28 (Alternative
                 Minimum Tax) (Mandatory put 3/01/08)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 44.8%

        1,725   Chandler, Arizona, General Obligation Bonds, Series 2002,             7/12 at 100.00         AA+          1,780,666
                 5.000%, 7/01/17

        1,000   Gilbert, Arizona, General Obligation Bonds, Series 2002A,             7/11 at 100.00         AAA          1,025,580
                 5.000%, 7/01/18 - AMBAC Insured

                Maricopa County School District 6, Arizona, General Obligation
                Refunding Bonds, Washington Elementary School, Series 2002A:
        1,000    5.375%, 7/01/15 - FSA Insured                                          No Opt. Call         AAA          1,100,860
        2,000    5.375%, 7/01/16 - FSA Insured                                          No Opt. Call         AAA          2,193,600

        2,165   Maricopa County Unified School District 69, Paradise Valley,            No Opt. Call         AAA          2,353,442
                 Arizona, General Obligation Refunding Bonds, Series 2002A,
                 5.250%, 7/01/14 - FGIC Insured

        1,000   Mesa, Arizona, General Obligation Bonds, Series 2000,                   No Opt. Call         AAA          1,177,080
                 6.500%, 7/01/11 - FGIC Insured


                                       17


                            Nuveen Arizona Dividend Advantage Municipal Fund 2 (NKR) (continued)
                                    Portfolio of INVESTMENTS July 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       1,405   Mesa, Arizona, General Obligation Bonds, Series 2002,                   No Opt. Call         AAA        $ 1,546,708
                 5.375%, 7/01/15 - FGIC Insured

                Phoenix, Arizona, Various Purpose General Obligation Bonds,
                Series 2002B:
        1,700    5.000%, 7/01/22                                                      7/12 at 100.00         AA+          1,709,044
          250    5.000%, 7/01/27                                                      7/12 at 100.00         AA+            248,885

        1,000   Pinal County Unified School District 43, Apache Junction,               No Opt. Call         AAA          1,133,560
                 Arizona, General Obligation Refunding Bonds, Series 2001,
                 5.750%, 7/01/15 - FGIC Insured

        1,500   Scottsdale, Arizona, General Obligation Bonds,                        7/11 at 100.00         AAA          1,507,245
                 Series 2002, 5.000%, 7/01/24


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 37.7%

                Arizona State, Certificates of Participation, Series 2002A:
          750    5.000%, 11/01/17 - MBIA Insured                                      5/12 at 100.00         AAA            771,630
        1,000    5.000%, 11/01/18 - MBIA Insured                                      5/12 at 100.00         AAA          1,021,610
          500    5.000%, 11/01/20 - MBIA Insured                                      5/12 at 100.00         AAA            504,370

        1,000   Arizona State Transportation Board, Highway Revenue                   7/12 at 100.00         AAA          1,026,090
                 Bonds, Series 2002B, 5.250%, 7/01/21

        1,000   Maricopa County Public Finance Authority, Arizona, Lease              7/11 at 100.00         Aaa          1,081,290
                 Revenue Bonds, Series 2001, 5.500%, 7/01/15 -
                 AMBAC Insured

                Maricopa County Stadium District, Arizona, Revenue
                Refunding Bonds, Series 2002:
          840    5.375%, 6/01/18 - AMBAC Insured                                      6/12 at 100.00         Aaa            882,101
        2,645    5.375%, 6/01/19 - AMBAC Insured                                      6/12 at 100.00         Aaa          2,763,919

        1,500   Phoenix Industrial Development, Arizona, Government Office            3/12 at 100.00         AAA          1,582,320
                 Lease Revenue Bonds, Capitol Mall LLC II Project,
                 Series 2001, 5.250%, 9/15/16 - AMBAC Insured

          500   Puerto Rico Highway and Transportation Authority, Highway             7/16 at 100.00           A            509,805
                 Revenue Bonds, Series 1996Y, 5.500%, 7/01/36

          500   Puerto Rico Highway and Transportation Authority, Highway             7/12 at 100.00         AAA            501,945
                 Revenue Bonds, Series 2002D, 5.000%, 7/01/32 -
                 FSA Insured

        1,000   Puerto Rico Public Buildings Authority, Guaranteed                    7/12 at 100.00          A-            981,090
                 Government Facilities Revenue Refunding Bonds,
                 Series 2002D, 5.125%, 7/01/24

        1,000   Tucson, Arizona, Streets and Highway Junior Lien User Fee             7/10 at 100.00         AAA          1,019,280
                 Revenue Bonds, Series 1994E, 5.000%, 7/01/18 -
                 FGIC Insured

          640   Yuma Municipal Property Corporation, Arizona, Municipal               7/10 at 100.00         AAA            642,573
                 Facilities Tax Revenue Bonds, Series 2001,
                 5.000%, 7/01/21 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 5.6%

        1,000   Phoenix Civic Improvement Corporation, Arizona, Senior Lien           7/08 at 101.00         AAA            987,500
                 Airport Revenue Bonds, Series 1998A, 5.000%, 7/01/25 -
                 FSA Insured

        1,000   Phoenix Civic Improvement Corporation, Arizona, Senior                7/12 at 100.00         AAA            993,890
                 Lien Airport Revenue Bonds, Series 2002B,
                 5.250%, 7/01/27 (Alternative Minimum Tax) -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 8.4%

        1,215   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA          1,388,429
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/12
                 (Pre-refunded to 7/01/10)

        1,500   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          1,576,875
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 9.4%

        1,115   Arizona Power Authority, Special Obligation Power Resource              No Opt. Call          AA          1,209,507
                 Revenue Refunding Crossover Bonds, Hoover Project,
                 Series 2001, 5.250%, 10/01/15

        1,000   Mesa, Arizona, Utility System Revenue Bonds, Series 2002,             7/11 at 100.00         AAA          1,009,720
                 5.000%, 7/01/20 - FGIC Insured

        1,000   Mesa, Arizona, Utility System Revenue Refunding Bonds,                  No Opt. Call         AAA          1,079,600
                 Series 2002, 5.250%, 7/01/17 - FGIC Insured


                                       18

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 7.5%

$         500   Maricopa County Industrial Development Authority, Arizona,           12/07 at 102.00         AAA        $   502,890
                 Water System Improvement Revenue Bonds, Chaparra
                 City Water Company Project, Series 1997A, 5.400%, 12/01/22
                 (Alternative Minimum Tax) - AMBAC Insured

        1,000   Phoenix Civic Improvement Corporation, Arizona, Junior Lien             No Opt. Call         AAA          1,077,900
                 Water System Revenue Refunding Bonds, Series 2001,
                 5.500%, 7/01/22 - FGIC Insured

        1,000   Tucson, Arizona, Water System Revenue Refunding Bonds,                7/12 at 102.00         AAA          1,077,860
                 Series 2001, 5.500%, 7/01/18 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
$      49,805   Total Long-Term Investments (cost $51,188,087) - 147.6%                                                  52,001,686
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 4.9%                                                                      1,735,790
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.5)%                                                        (18,500,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $35,237,476
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.

                                       19


                            Nuveen Arizona Dividend Advantage Municipal Fund 3 (NXE)

                            Portfolio of
                                    INVESTMENTS July 31, 2003

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.1%

$       1,940   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00          A-        $ 1,682,426
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 19.1%

        2,000   Arizona State University, System Revenue Bonds,                       7/12 at 100.00         AAA          2,138,360
                 Series 2002, 5.750%, 7/01/27 - FGIC Insured

        1,000   Arizona Student Loan Acquisition Authority, Student Loan             11/09 at 102.00         Aaa          1,066,810
                 Revenue Refunding Bonds, Senior Series 1999A-1,
                 5.750%, 5/01/15 (Alternative Minimum Tax)

        1,130   Energy Management Services LLC, Arizona State University,             7/12 at 100.00         AAA          1,176,884
                 Energy Conservation Revenue Bonds, Main Campus
                 Project, Series 2002, 5.250%, 7/01/18 - MBIA Insured

          500   Glendale Industrial Development Authority, Arizona, Revenue           5/08 at 101.00        BBB+            497,245
                 Bonds, Midwestern University, Series 1998A,
                 5.375%, 5/15/28

        1,000   Tucson Industrial Development Authority, Arizona, Lease               7/12 at 100.00         AAA            975,330
                 Revenue Bonds, University of Arizona-Marshall
                 Foundation Project, Series 2002A, 5.000%, 7/15/32 -
                 AMBAC Insured

        2,000   University of Arizona, Certificates of Participation,                 6/12 at 100.00         AAA          2,038,420
                 Series 2002B, 5.125%, 6/01/20 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 13.4%

                Arizona Health Facilities Authority, Hospital Revenue Bonds,
                Phoenix Children's Hospital, Series 1999A:
          750    6.125%, 11/15/22                                                    11/09 at 100.00         Ba2            599,767
          520    6.250%, 11/15/29                                                    11/09 at 100.00         Ba2            406,172

        1,000   Arizona Health Facilities Authority, Hospital System Revenue         12/10 at 102.00         BBB          1,055,300
                 Bonds, John C. Lincoln Health Network, Series 2000,
                 6.875%, 12/01/20

          250   Arizona Health Facilities Authority, Revenue Bonds, Catholic          7/10 at 101.00         BBB            262,283
                 Healthcare West, Series 1999A, 6.625%, 7/01/20

        2,000   Maricopa County Industrial Development Authority, Arizona,            5/08 at 101.00          AA          1,943,480
                 Hospital Revenue Bonds, Mayo Clinic Hospital, Series 1998,
                 5.250%, 11/15/37

        1,250   Scottsdale Industrial Development Authority, Arizona, Hospital       12/11 at 101.00          A3          1,264,875
                 Revenue Bonds, Scottsdale Healthcare, Series 2001,
                 5.800%, 12/01/31


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 13.7%

        1,750   Maricopa County Industrial Development Authority, Arizona,            1/18 at 100.00         AAA          1,702,383
                 Multifamily Housing Senior Revenue Bonds, National
                 Voluntary Health Facilities II Project, Series 1998A,
                 5.100%, 1/01/33 - FSA Insured

        1,545   Phoenix Industrial Development Authority, Arizona,                    6/11 at 102.00         Aaa          1,579,979
                 GNMA Collateralized Multifamily Housing Revenue Bonds,
                 Campaigne Place on Jackson Project, Series 2001,
                 5.600%, 6/20/21 (Alternative Minimum Tax)

        2,460   Phoenix Industrial Development Authority, Arizona,                   10/12 at 102.00         Aaa          2,379,829
                 GNMA Enhanced Mortgage Loan Multifamily Housing
                 Revenue Bonds, Liberty Cove Apartments, Series 2002A,
                 4.950%, 10/20/22 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 3.7%

        1,500   Yavapai County Industrial Development Authority, Arizona,               No Opt. Call         BBB          1,520,430
                 Solid Waste Disposal Revenue Bonds, Waste Management,
                 Inc. Project, Series 2003B, 4.450%, 3/01/28 (Alternative
                 Minimum Tax) (Mandatory put 3/01/08)


                                       20

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 27.0%

$         660   Chandler, Arizona, General Obligation Bonds, Series 2002,             7/12 at 100.00         AA+        $   675,952
                 5.000%, 7/01/18

        2,250   DC Ranch Community Facilities District, Scottsdale, Arizona,          7/13 at 100.00         Aaa          2,223,315
                 General Obligation Bonds, Series 2002, 5.000%, 7/15/27 -
                 AMBAC Insured

        1,930   Glendale, Arizona, General Obligation Refunding Bonds,                7/11 at 100.00          AA          1,958,275
                 Series 2002, 5.000%, 7/01/19

        1,000   Maricopa County School District 11, Peoria, Arizona, General            No Opt. Call         AAA          1,070,010
                 Obligation Refunding Bonds, Series 2002,
                 5.000%, 7/01/15 - FSA Insured

          765   Maricopa County Unified School District 69, Paradise Valley,            No Opt. Call         AAA            816,339
                 Arizona, General Obligation Refunding Bonds, Series 2002,
                 5.000%, 7/01/15 - FSA Insured

        1,000   Maricopa County Unified School District 95, Queen Creek,                No Opt. Call         Aaa          1,066,280
                 Arizona, General Obligation Bonds, Series 2002,
                 5.000%, 7/01/14 - FGIC Insured

        1,500   Puerto Rico Public Improvement, General Obligation Refunding            No Opt. Call         AAA          1,643,505
                 Bonds, Series 2002A, 5.500%, 7/01/20 - MBIA Insured

        1,150   Scottsdale, Arizona, General Obligation Refunding Bonds,                No Opt. Call         AAA          1,221,473
                 Series 2002, 5.000%, 7/01/16

          440   Tucson, Arizona, General Obligation Bonds, Series 2001B,              7/11 at 100.00          AA            444,136
                 5.000%, 7/01/20


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 31.6%

        2,000   Arizona School Facilities Board, School Improvement Revenue           7/12 at 100.00         AAA          2,074,120
                 Bonds, Series 2002, 5.250%, 7/01/20

        1,000   Goodyear, Arizona, Municipal Financing Program, Certificates            No Opt. Call         AAA          1,212,090
                 of Participation, Series 31, 7.250%, 8/01/09 - MBIA Insured

        2,000   Arizona State Transportation Board, Highway Revenue Bonds,            7/11 at 100.00         AAA          2,051,980
                 Series 2001, 5.250%, 7/01/20

        3,000   Arizona State Transportation Board, Highway Revenue                   7/12 at 102.00         AAA          3,171,000
                 Refunding Bonds, Series 2002A, 5.250%, 7/01/18

        1,000   Arizona State Transportation Board, Highway Revenue Bonds,            7/12 at 100.00         AAA          1,021,730
                 Series 2002B, 5.250%, 7/01/22

          680   Avondale Municipal Development Corporation, Arizona,                  7/12 at 100.00         AAA            705,990
                 Excise Tax Revenue Bonds, Series 2002, 5.000%, 7/01/16 -
                 FGIC Insured

        2,770   Tempe, Arizona, Excise Tax Revenue Refunding Bonds,                   7/13 at 100.00         AA+          2,761,496
                 Series 2003, 5.000%, 7/01/22


------------------------------------------------------------------------------------------------------------------------------------
                TELECOMMUNICATION SERVICES - 1.1%

          500   Industrial Development Authority, Yavapai County, Arizona,            6/07 at 101.00         BBB            473,705
                 Revenue Bonds, Citizens Utilities Company Project,
                 Series 1998, 5.450%, 6/01/33 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 14.0%

                Phoenix, Arizona, Civic Improvement Corporation, Senior Lien
                Airport Revenue Bonds, Series 2002B:
        1,000    5.750%, 7/01/16 (Alternative Minimum Tax) - FGIC Insured             7/12 at 100.00         AAA          1,073,090
        2,300    5.250%, 7/01/21 (Alternative Minimum Tax) - FGIC Insured             7/12 at 100.00         AAA          2,302,323

        2,450   Tucson Airport Authority, Inc., Arizona, Revenue Refunding            6/11 at 100.00         AAA          2,391,274
                 Bonds, Series 2001B, 5.000%, 6/01/20 (Alternative
                 Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 11.4%

        1,750   Maricopa County, Arizona, Pollution Control Corporation              11/12 at 100.00         AAA          1,719,655
                 Revenue Bonds, Arizona Public Service Company Palo Verde
                 Project, Series 2002A, 5.050%, 5/01/29 - AMBAC Insured

        2,000   Agricultural Improvement and Power District, Arizona,                 1/12 at 101.00          AA          2,010,300
                 Electric System Revenue Refunding Bonds, Salt River
                 Project, Series 2002A, 5.125%, 1/01/27

        1,000   Agricultural Improvement and Power District, Arizona,                 1/13 at 100.00          AA            980,210
                 Electric System Revenue Bonds, Salt River Project,
                 Series 2002B, 5.000%, 1/01/31


                                       21


                            Nuveen Arizona Dividend Advantage Municipal Fund 3 (NXE) (continued)
                                    Portfolio of INVESTMENTS July 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 10.7%

$       1,000   Phoenix Civic Improvement Corporation, Arizona, Junior Lien           7/11 at 100.00         AAA        $ 1,012,610
                 Wastewater System Revenue Refunding Bonds,
                 Series 2001, 5.125%, 7/01/21 - FGIC Insured

        1,250   Phoenix Civic Improvement Corporation, Arizona, Junior Lien             No Opt. Call         AAA          1,356,672
                 Water System Revenue Refunding Bonds, Series 2001,
                 5.500%, 7/01/21 - FGIC Insured

        2,000   Phoenix Civic Improvement Corporation, Arizona, Junior                7/12 at 100.00         AAA          2,046,880
                 Lien Water System Revenue Bonds, Series 2002,
                 5.000%, 7/01/18 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
$      60,990   Total Long-Term Investments (cost $63,733,881) - 149.8%                                                  61,774,383
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.5%                                                                      1,472,659
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (53.3)%                                                        (22,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $41,247,042
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.


                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.


                                       22


                            Nuveen Texas Quality Income Municipal Fund (NTX)

                            Portfolio of
                                    INVESTMENTS July 31, 2003

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 1.8%

$       2,910   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00          A-        $ 2,523,639
                 Asset-Backed Refunding Bonds, Series 2002,
                 5.375%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 11.7%

          205   Brazos Higher Education Authority, Inc., Texas, Student Loan            No Opt. Call         Aa2            215,498
                 Revenue Refunding Bonds, Subordinate Series 1993A-2,
                 6.800%, 12/01/04 (Alternative Minimum Tax)

        1,000   Georgetown Higher Education Finance Corporation, Texas,               2/04 at 100.00         Aa3          1,008,150
                 Higher Education Revenue Bonds, Southwestern University
                 Project, Series 1994, 6.300%, 2/15/14

        1,000   Raven Hills Higher Education Corporation, Texas, Student              8/11 at 100.00         Aaa          1,008,120
                 Housing Revenue Bonds, Cardinal Village LLC - Lamar
                 University Project, Series 2001A, 5.250%, 8/01/24 -
                 MBIA Insured

        3,000   Texas State University System, Financing Revenue Refunding              No Opt. Call         AAA          3,013,380
                 Bonds, Series 2002, 5.000%, 3/15/20 - FSA Insured

        1,445   Tyler Junior College District, Smith and Van Zanlt Counties,          8/04 at 100.00         AAA          1,509,823
                 Texas, Combined Fee Improvement Revenue Refunding
                 Bonds, Series 1994, 5.900%, 8/15/13 - MBIA Insured

        2,330   Universal City Education Facilities Corporation, Texas,               3/11 at 102.00          A-          2,341,697
                 Revenue Bonds, Wayland Baptist University Project,
                 Series 2001, 5.625%, 3/01/26

        2,000   University of Houston, Texas, Consolidated Revenue Bonds,             2/05 at 100.00         AAA          2,113,100
                 Series 1995, 6.000%, 2/15/17 - FGIC Insured

        5,000   University of North Texas, Financing System Revenue Bonds,            4/12 at 100.00         AAA          4,901,700
                 Series 2001, 5.000%, 4/15/24 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - 2.9%

        3,000   Gulf Coast Waste Disposal Authority, Texas, Waste Disposal            4/08 at 102.00         BBB          2,774,910
                 Revenue Bonds, Valero Energy Corporation Project,
                 Series 1998, 5.600%, 4/01/32 (Alternative Minimum Tax)

        1,300   Gulf Coast Waste Disposal Authority, Texas, Waste                     4/09 at 101.00         BBB          1,219,855
                 Disposal Revenue Bonds, Valero Energy Corporation Project,
                 Series 1999, 5.700%, 4/01/32 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 20.5%

        3,500   Abilene Health Facilities Development Corporation, Texas,             9/05 at 102.00         AAA          3,748,115
                 Hospital Revenue Refunding and Improvement Bonds,
                 Hendrick Medical Center Project, Series 1995C,
                 6.150%, 9/01/25 - MBIA Insured

                Gregg County Health Facilities Development Corporation, Texas,
                Hospital Revenue Bonds, Good Shepherd Medical Center Project,
                Series 2000:
        2,000    6.875%, 10/01/20 - RAAI Insured                                     10/10 at 101.00          AA          2,283,720
        3,250    6.375%, 10/01/25 - RAAI Insured                                     10/10 at 101.00          AA          3,515,070

        1,500   Harris County Health Facilities Development Corporation,              8/11 at 100.00         AA-          1,514,025
                 Texas, Revenue Bonds, St. Luke's Episcopal Hospital,
                 Series 2001A, 5.500%, 2/15/21

        2,000   Harris County Health Facilities Development Corporation,              6/11 at 101.00           A          2,107,380
                 Texas, Hospital Revenue Bonds, Memorial Hermann
                 Healthcare System, Series 2001A, 6.375%, 6/01/29

        5,750   Midland County Hospital District, Texas, Hospital Revenue               No Opt. Call          A-          3,719,215
                 Bonds, Series 1992, 0.000%, 6/01/11

        2,000   North Central Texas Health Facilities Development                     5/11 at 100.00         AA-          1,898,440
                 Corporation, Hospital Revenue Bonds, Baylor Healthcare
                 System Project, Series 2001A, 5.125%, 5/15/29

        1,760   Parker County Hospital District, Texas, Hospital Revenue              8/09 at 102.00        BBB-          1,754,826
                 Bonds, Campbell Health System, Series 1999, 6.250%, 8/15/19

        1,050   Tarrant County Health Facilities Development Corporation,            11/08 at 101.00           A          1,019,771
                 Texas, Hospital Revenue Bonds, Adventist Health System/
                 Sunbelt Obligated Group, Series 1998, 5.375%, 11/15/20


                                       23


                            Nuveen Texas Quality Income Municipal Fund (NTX) (continued)
                                    Portfolio of INVESTMENTS July 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

$       3,500   Tarrant County Health Facilities Development Corporation,            11/10 at 101.00           A        $ 3,744,615
                 Texas, Hospital Revenue Bonds, Adventist Health System/
                 Sunbelt Obligated Group, Series 2000, 6.625%, 11/15/20

        2,000   Tom Green County Health Facilities Development                        5/11 at 101.00        Baa3          2,044,400
                 Corporation, Texas, Hospital Revenue Bonds, Shannon
                 Health System Project, Series 2001, 6.750%, 5/15/21

        1,000   Tyler Health Facilities Development Corporation, Texas,               7/12 at 100.00        Baa1            992,570
                 Hospital Revenue Bonds, Mother Frances Hospital Regional
                 Health Center, Series 2001, 6.000%, 7/01/31


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 8.7%

                Bexar County Housing Finance Corporation, Texas, Multifamily
                Housing Revenue Bonds, Waters at Northern Hills Apartments
                Project, Series 2001A:
        2,000    6.000%, 8/01/31 - MBIA Insured                                       8/11 at 102.00         Aaa          2,090,220
          750    6.050%, 8/01/36 - MBIA Insured                                       8/11 at 102.00         Aaa            785,048

                Grand Prairie Housing Finance Corporation, Texas, GNMA
                Multifamily Housing Revenue Bonds, Landings of Carrier Project,
                Series 2000A:
        1,000    6.650%, 9/20/22                                                      9/10 at 105.00         AAA          1,052,370
        2,030    6.750%, 9/20/28                                                      9/10 at 105.00         AAA          2,123,685

        5,668   Houston Housing Finance Corporation, Texas, GNMA                      9/11 at 105.00         Aaa          5,900,785
                 Collateralized Mortgage Multifamily Housing Revenue
                 Bonds, RRG Apartments Project, Series 2001,
                 6.250%, 9/20/35


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 6.6%

        2,800   El Paso Housing Finance Corporation, Texas, GNMA                      4/11 at 106.75         AAA          2,894,500
                 Collateralized Single Family Mortgage Revenue Bonds,
                 Series 2001A-3, 6.180%, 4/01/33

          270   Galveston Property Finance Authority, Inc., Texas, Single             9/03 at 101.00          A3            276,059
                 Family Mortgage Revenue Bonds, Series 1991A,
                 8.500%, 9/01/11

          585   Houston Housing Finance Corporation, Texas, Single Family            12/03 at 102.00         AAA            589,177
                 Mortgage Revenue Refunding Bonds, Series 1993A,
                 5.950%, 12/01/10 - FSA Insured

        1,940   Texas Department of Housing, Single Family Mortgage                   9/06 at 102.00         AAA          2,015,893
                 Revenue Bonds, Series 1996E, 6.000%, 9/01/17 -
                 MBIA Insured

        3,000   Texas Department of Housing and Community Affairs,                    3/12 at 100.00         AAA          3,012,450
                 Single Family Mortgage Bonds, Series 2002B,
                 5.550%, 9/01/33 (Alternative Minimum Tax) -
                 MBIA Insured

          320   Victoria Housing Finance Corporation, Texas, FNMA Single                No Opt. Call         Aaa            327,254
                 Family Mortgage Revenue Refunding Bonds, Series 1995,
                 8.125%, 1/01/11


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 7.2%

                Bell County Health Facilities Development Corporation, Texas,
                Retirement Facility Revenue Bonds, Buckner Retirement
                Services, Inc. Obligated Group Project, Series 1998:
        3,400    5.250%, 11/15/19                                                    11/08 at 101.00          A-          3,224,220
        5,000    5.250%, 11/15/28                                                    11/08 at 101.00          A-          4,596,800

        2,000   Tarrant County Health Facilities Development Corporation,             1/08 at 105.00         AAA          2,101,280
                 Texas, Tax-Exempt Mortgage Revenue Bonds, South Central
                 Nursing Homes, Inc. Project, Series 1997A, 6.000%, 1/01/37 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 5.7%

        4,500   Cass County Industrial Development Corporation, Texas,                3/10 at 101.00         BBB          4,737,465
                 Environmental Improvement Revenue Bonds, International
                 Paper Company Project, Series 2000A, 6.600%, 3/15/24
                 (Alternative Minimum Tax)

        3,000   Guadalupe-Blanco River Authority, Texas, Sewage and Solid             4/06 at 102.00         AA-          3,074,700
                 Waste Disposal Facility Bonds, E.I. DuPont de Nemours and
                 Company Project, Series 1996, 6.400%, 4/01/26 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 32.2%

        4,130   Coppell Independent School District, Dallas County, Texas,             8/09 at 75.34         AAA          2,343,610
                 Unlimited Tax School Building and Refunding Bonds,
                 Series 1992, 0.000%, 8/15/14 - MBIA Insured

        1,450   Donna Independent School District, Hidalgo County, Texas,             2/11 at 100.00         AAA          1,611,501
                 Unlimited Tax School Building Bonds, Series 2000,
                 6.000%, 2/15/17

        1,750   El Paso County, Texas, Certificates of Obligation,                    2/12 at 100.00         AAA          1,744,908
                 Series 2001, 5.000%, 2/15/21 - FSA Insured

        2,000   Harlingen Independent School District, Cameron County,                8/09 at 100.00         AAA          2,071,520
                 Texas, Unlimited Tax School Building Bonds, Series 1999,
                 5.650%, 8/15/29


                                       24

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       2,000   Harris County, Texas, Tax and Revenue Certificates of                 8/11 at 100.00         AA+        $ 1,957,780
                 Obligation, Series 2001, 5.000%, 8/15/27

        1,500   Judson Independent School District, Bexar County, Texas,              2/11 at 100.00         Aaa          1,529,790
                 General Obligation Refunding Bonds, Series 2002,
                 5.250%, 2/01/21

        1,250   Katy Independent School District, Harris, Fort Bend, and              2/12 at 100.00         AAA          1,197,775
                 Waller Counties, Texas, General Obligation Bonds,
                 Series 2002A, 5.000%, 2/15/32

        2,600   Klein Independent School District, Harris County, Texas,              8/09 at 100.00         AAA          2,651,272
                 Unlimited Tax Schoolhouse Bonds, Series 1999A,
                 5.000%, 8/01/18

        1,500   Lake Dallas Independent School District, Denton County,               8/11 at 100.00         Aaa          1,440,900
                 Texas, General Obligation Building Bonds, Series 2001,
                 5.000%, 8/15/30

        5,220   Leander Independent School District, Williamson and                    8/09 at 46.74         AAA          1,843,756
                 Travis Counties, Texas, Unlimited Tax School Building and
                 Refunding Bonds, Series 2000, 0.000%, 8/15/21

        1,545   Montgomery County, Texas, General Obligation Refunding                 9/07 at 72.39         AAA            897,830
                 Bonds, Series 1997, 0.000%, 3/01/14 - MBIA Insured

        2,000   Northside Independent School District, Bexar County,                  8/10 at 100.00         AAA          2,137,300
                 Texas, Unlimited Tax School Building and Refunding Bonds,
                 Series 2000, 5.875%, 8/15/25

          500   Puerto Rico Public Improvement, General Obligation                      No Opt. Call          A-            505,860
                 Bonds, Series 2002A, 5.500%, 7/01/29

        1,825   Socorro Independent School District, El Paso County, Texas,           2/06 at 100.00         Aaa          1,931,781
                 General Obligation Bonds, Series 1996, 5.750%, 2/15/21

        1,440   South Texas Community College District, General Obligation            8/12 at 100.00         AAA          1,536,581
                 Bonds, Series 2002, 5.500%, 8/15/17 - AMBAC Insured

        2,000   Texas State, General Obligation Bonds, Veterans Land Board,          12/04 at 100.00         Aa1          2,104,540
                 Series 1994, 6.400%, 12/01/24 (Alternative Minimum Tax)

        3,490   Texas State, General Obligation Bonds, Veterans Housing              12/03 at 102.00         Aa1          3,582,415
                 Assistance Program Fund, Series 1993, 6.800%, 12/01/23
                 (Alternative Minimum Tax)

        2,000   Texas State, General Obligation Bonds, Water Financial                8/11 at 100.00         Aa1          2,028,040
                 Assistance Program, Series 2001, 5.250%, 8/01/23

        1,500   Texas State Public Finance Authority, General Obligation             10/12 at 100.00         Aa1          1,531,425
                 Refunding Bonds, Series 2002, 5.000%, 10/01/18

        1,795   United Independent School District, Webb County, Texas,               8/12 at 100.00         AAA          1,878,647
                 Unlimited Tax School Building Bonds, Series 2000,
                 5.375%, 8/15/18

        5,290   Weslaco Independent School District, Hidalgo County,                  2/10 at 100.00         Aaa          5,406,274
                 Texas, General School Building Obligation Bonds,
                 Series 2000, 5.500%, 2/15/25

                West Texas Independent School District, McLennan and Hill
                Counties, Unlimited Tax School Building and Refunding Bonds,
                Series 1998:
        1,000    0.000%, 8/15/22                                                       8/13 at 61.20         AAA            325,080
        1,000    0.000%, 8/15/24                                                       8/13 at 54.88         AAA            283,620

        1,800   Williamson County, Texas, General Obligation Road Bonds,              2/12 at 100.00         AAA          1,923,120
                 Series 2002, 5.500%, 2/15/16 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 11.1%

        4,500   Austin, Texas, Hotel Occupancy Tax Subordinate Lien                  11/09 at 100.00         AAA          4,755,690
                 Revenue Refunding Bonds, Series 1999, 5.800%, 11/15/29 -
                 AMBAC Insured

        2,305   Corpus Christi, Texas, Certificates of Obligation, Limited Tax        9/12 at 100.00         AAA          2,413,058
                 and Hotel Occupancy Tax Revenue Bonds, Series 2002,
                 5.500%, 9/01/21 - FSA Insured

        2,250   Harris County-Houston Sports Authority, Texas, Senior Lien           11/11 at 100.00         AAA          2,289,150
                 Revenue Bonds, Series 2001G, 5.250%, 11/15/22 -
                 MBIA Insured

        1,000   Laredo, Texas, Sports Venue Sales Tax Revenue Bonds,                  3/09 at 100.00         AAA          1,009,120
                 Series 2001, 5.300%, 3/15/26 - FGIC Insured

        4,580   San Antonio, Texas, Hotel Occupancy Tax Revenue Bonds,                8/06 at 102.00         AAA          4,782,436
                 Henry B. Gonzalez Convention Center Project, Series 1996,
                 5.700%, 8/15/26 - FGIC Insured


                                       25


                            Nuveen Texas Quality Income Municipal Fund (NTX) (continued)
                                    Portfolio of INVESTMENTS July 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 5.3%

$       2,600   Dallas-Fort Worth International Airport Facility Improvement         11/09 at 101.00         CCC        $ 1,222,000
                 Corporation, Texas, Revenue Bonds, American Airlines,
                 Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)

        1,000   Harris County, Texas, Toll Road Senior Lien Revenue Refunding         8/04 at 102.00         AAA          1,025,860
                 Bonds, Series 1994, 5.375%, 8/15/20 - FGIC Insured

        2,000   Houston, Texas, Airport System Subordinate Lien Revenue               7/10 at 100.00         AAA          2,035,280
                 Bonds, Series 2000A, 5.625%, 7/01/30 (Alternative
                 Minimum Tax) - FSA Insured

        3,000   Texas Turnpike Authority, Central Texas Turnpike System               8/12 at 100.00         AAA          3,078,540
                 First Tier Revenue Bonds, Series 2002A, 5.500%, 8/15/39 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 8.0%

          195   Abilene Housing Development Corporation, Texas, Section 8               No Opt. Call      N/R***            219,203
                 First Lien Revenue Bonds, Abilene East Apartments,
                 Series 1978, 7.000%, 7/01/08

        1,000   Caddo Mills Independent School District, Hunt County, Texas,          2/05 at 100.00      N/R***          1,076,430
                 General Obligation Unlimited Tax School Building and
                 Refunding Bonds, Series 1995, 6.375%, 8/15/25
                 (Pre-refunded to 2/15/05)

          575   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA            640,217
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded to 7/01/10)

        1,185   Fort Bend County Levee Improvement District 11, Texas,                9/04 at 100.00         AAA          1,260,674
                 Unlimited Tax Levee Improvement Bonds, Series 1994,
                 6.900%, 9/01/17 (Pre-refunded to 9/01/04) - MBIA Insured

        1,450   Galveston Industrial Development Corporation, Texas, Sales            9/05 at 100.00         AAA          1,576,890
                 Tax Revenue Bonds, Series 1995, 5.750%, 9/01/15
                 (Pre-refunded to 9/01/05) - AMBAC Insured

          800   Laredo, Webb County, Texas, Waterworks System Combined                8/04 at 100.00         AAA            838,360
                 Tax and Revenue Certificates of Obligation, Series 1994,
                 5.625%, 8/15/11 (Pre-refunded to 8/15/04) - MBIA Insured

        1,000   North Central Texas Health Facilities Development                       No Opt. Call         AAA          1,090,140
                 Corporation, Hospital Revenue Bonds, Presbyterian
                 Healthcare System Project, Series 1996B, 5.750%, 6/01/26 -
                 MBIA Insured

        2,500   Retama Development Corporation, Texas, Special Facilities               No Opt. Call         AAA          3,612,675
                 Revenue Bonds, Retama Park Racetrack Project, Series 1993,
                 8.750%, 12/15/17

          665   San Antonio, Texas, Water System Revenue Refunding Bonds,               No Opt. Call         AAA            772,803
                 Series 1992, 6.500%, 5/15/10 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 13.3%

        5,000   Austin, Texas, Electric Utility System Revenue Refunding              5/13 at 100.00         AAA          4,810,850
                 Bonds, Series 2003, 5.000%, 11/15/28 - MBIA Insured

        2,560   Brazos River Authority, Texas, Pollution Control Revenue              4/13 at 101.00         BBB          2,819,507
                 Refunding Bonds, TXU Electric Company Project,
                 Series 1999C, 7.700%, 4/01/32 (Alternative Minimum Tax)

        2,500   Brazos River Authority, Texas, Revenue Refunding Bonds,               4/09 at 101.00        BBB-          2,236,075
                 Reliant Energy, Incorporated Project, Series 1999A,
                 5.375%, 4/01/19

        2,000   Harris County Health Facilities Development Corporation,              2/10 at 100.00         AAA          2,126,600
                 Texas, Thermal Utility Revenue Bonds, TECO Project,
                 Series 2000, 5.750%, 2/15/15 (Alternative Minimum Tax) -
                 AMBAC Insured

        1,500   Matagorda County Navigation District 1, Texas, Pollution              1/04 at 102.00         AAA          1,534,725
                 Control Revenue Refunding Bonds, Central Power and Light
                 Company Project, Series 1993, 6.000%, 7/01/28 -
                 MBIA Insured

        1,000   Matagorda County Navigation District 1, Texas, Revenue                5/09 at 101.00        BBB-            943,830
                 Refunding Bonds, Reliant Energy Project, Series 1999B,
                 5.950%, 5/01/30 (Alternative Minimum Tax)

        2,000   Sabine River Authority, Texas, Pollution Control Revenue                No Opt. Call         BBB          2,061,040
                 Refunding Bonds, TXU Electric Company Project,
                 Series 2001A, 5.500%, 5/01/22 (Mandatory put 11/01/11)

        1,750   San Antonio, Texas, Electric and Gas System Revenue                   2/12 at 100.00         AA+          1,812,755
                 Refunding Bonds, Series 2002, 5.375%, 2/01/20


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 11.4%

        3,500   Houston, Texas, Water and Sewer System Junior Lien                   12/12 at 100.00         AAA          3,375,960
                 Revenue Refunding Bonds, Series 2002A,
                 5.000%, 12/01/30 - FSA Insured

        5,275   Houston, Texas, Water and Sewer System Junior Lien                   12/10 at 100.00         AAA          5,306,492
                 Revenue Refunding Bonds, Series 2000B,
                 5.250%, 12/01/30 - FGIC Insured

          800   Houston, Texas, Water and Sewer System Junior Lien                   12/07 at 101.00         AAA            810,856
                 Revenue Refunding Bonds, Series 1997A,
                 5.375%, 12/01/27 - FGIC Insured


                                       26

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       3,500   Houston, Texas, Water and Sewer System Junior Lien                   12/11 at 100.00         AAA        $ 3,741,500
                 Revenue Refunding Bonds, Series 2001A,
                 5.500% 12/01/17 - FSA Insured

        1,000   San Antonio, Texas, Water System Senior Lien Revenue                  5/12 at 100.00         AAA            967,900
                 Refunding Bonds, Series 2002, 5.000%, 5/15/28 - FSA Insured

        1,500   Texas Water Development Board, State Revolving Fund                   7/09 at 100.00         AAA          1,548,312
                 Senior Lien Revenue Bonds, Series 1999A, 5.500%, 7/15/21
------------------------------------------------------------------------------------------------------------------------------------
$     207,838   Total Long-Term Investments (cost $196,080,113) - 146.4%                                                202,034,178
------------------------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.6%                                                                      4,940,931
------------------------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.0)%                                                        (69,000,000)
------------------------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $137,975,109
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.


                                       27


                            Statement of
                                 ASSETS AND LIABILITIES July 31, 2003

                                                       ARIZONA           ARIZONA          ARIZONA           ARIZONA           TEXAS
                                                       PREMIUM          DIVIDEND         DIVIDEND          DIVIDEND         QUALITY
                                                        INCOME         ADVANTAGE      ADVANTAGE 2       ADVANTAGE 3          INCOME
                                                         (NAZ)             (NFZ)            (NKR)             (NXE)           (NTX)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $80,747,376,
   $32,884,139, $51,188,087, $63,733,881, and
   $196,080,113, respectively)                     $82,781,269       $33,116,471      $52,001,686       $61,774,383    $202,034,178
Cash                                                 2,940,076           886,917        1,381,467         1,064,564          34,252
Receivables:
   Interest                                            751,853           317,765          384,028           437,639       3,548,321
   Investments sold                                  4,187,653                --               --                --       1,560,000
Other assets                                            11,302             7,397            9,131             4,188          17,852
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                  90,672,153        34,328,550       53,776,312        63,280,774     207,194,603
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Accrued expenses:
   Management fees                                      51,264            18,239           21,236            21,025         117,064
   Other                                                70,983            19,541           17,408            11,715          94,716
Preferred share dividends payable                        3,096               361              192               992           7,714
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                125,343            38,141           38,836            33,732         219,494
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value              30,000,000        12,000,000       18,500,000        22,000,000      69,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares                                   $60,546,810       $22,290,409      $35,237,476       $41,247,042    $137,975,109
====================================================================================================================================
Common shares outstanding                            4,431,048         1,542,142        2,418,271         3,067,000       9,466,888
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common
   shares, divided by Common shares
   outstanding)                                    $     13.66       $     14.45      $     14.57       $     13.45    $      14.57
====================================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share            $    44,310       $    15,421      $    24,183       $    30,670    $     94,669
Paid-in surplus                                     61,569,117        21,800,653       34,248,894        43,256,304     134,168,594
Undistributed (Over-distribution of) net
  investment income                                    612,114           211,017           36,173            (8,658)      1,595,053
Accumulated net realized gain (loss)
  from investments                                  (3,712,624)           30,986          114,627           (71,776)     (3,837,272)
Net unrealized appreciation
  (depreciation) of investments                      2,033,893           232,332          813,599        (1,959,498)      5,954,065
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares             $60,546,810       $22,290,409      $35,237,476       $41,247,042    $137,975,109
====================================================================================================================================
Authorized shares:
  Common                                           200,000,000         Unlimited        Unlimited         Unlimited       Unlimited
  Preferred                                          1,000,000         Unlimited        Unlimited         Unlimited       Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                       28


                            Statement of
                                OPERATIONS Year Ended July 31, 2003
                                                       ARIZONA           ARIZONA          ARIZONA           ARIZONA           TEXAS
                                                       PREMIUM          DIVIDEND         DIVIDEND          DIVIDEND         QUALITY
                                                        INCOME         ADVANTAGE      ADVANTAGE 2       ADVANTAGE 3          INCOME
                                                         (NAZ)             (NFZ)            (NKR)            (NXE)*           (NTX)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                  $ 5,096,247        $1,748,393       $2,613,161       $ 2,273,708      $11,683,964
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                        605,885           230,324          361,168           338,172       1,372,325
Preferred shares - auction fees                         76,972            32,996           45,552            38,468         172,658
Preferred shares - dividend
  disbursing agent fees                                 10,000            10,000           10,000             7,097          20,000
Shareholders' servicing agent
  fees and expenses                                      7,824               766            1,281             1,665          19,617
Custodian's fees and expenses                           30,622            18,064           21,431            14,158          49,363
Directors'/Trustees' fees and expenses                   1,343               349              914               889           2,497
Professional fees                                        9,939             9,156            9,699            15,001           7,909
Shareholders' reports - printing
  and mailing expenses                                  12,838             5,591            8,827            13,303          26,412
Stock exchange listing fees                             11,540               177              129               163          11,555
Investor relations expense                              10,754             2,105            7,090             3,739          23,341
Other expenses                                          11,851             6,461            5,641             2,352          16,062
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee
   credit and expense reimbursement                    789,568           315,989          471,732           435,007       1,721,739
   Custodian fee credit                                 (6,660)           (5,071)          (7,038)           (5,670)        (14,918)
   Expense reimbursement                                    --           (98,590)        (162,020)         (163,847)             --
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                           782,908           212,328          302,674           265,490       1,706,821
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                4,313,339         1,536,065        2,310,487         2,008,218       9,977,143
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
(LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments           (3,250,460)           43,532          132,780           (72,291)     (3,211,937)
Change in net unrealized appreciation
   (depreciation) of investments                       649,626          (623,996)        (880,264)       (1,959,498)     (2,256,490)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                    (2,600,834)         (580,464)        (747,484)       (2,031,789)     (5,468,427)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                            (295,481)         (100,618)        (185,421)         (166,960)       (768,750)
From accumulated net realized
   gains from investments                                   --            (8,316)          (3,802)               --          (8,765)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable
   to Common shares from distributions
   to Preferred shareholders                          (295,481)         (108,934)        (189,223)         (166,960)       (777,515)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets applicable to Common
   shares from operations                          $ 1,417,024        $  846,667       $1,373,780       $  (190,531)    $ 3,731,201
====================================================================================================================================

*    For the period September 26, 2002 (commencement of operations) through July
     31, 2003.

                                 See accompanying notes to financial statements.

                                       29

                            Statement of
                                  CHANGES IN NET ASSETS
                                             ARIZONA                             ARIZONA                           ARIZONA
                                        PREMIUM INCOME (NAZ)             DIVIDEND ADVANTAGE (NFZ)        DIVIDEND ADVANTAGE 2 (NKR)
                                   ----------------------------      ------------------------------     ----------------------------
                                                                                                                             FOR THE
                                                                                                                      PERIOD 3/26/02
                                                                                                                       (COMMENCEMENT
                                    YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED      YEAR ENDED   OF OPERATIONS)
                                       7/31/03          7/31/02           7/31/03           7/31/02         7/31/03  THROUGH 7/31/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income              $ 4,313,339     $ 4,726,364       $ 1,536,065        $ 1,597,001     $ 2,310,487      $  572,359
Net realized gain (loss)
  from investments                  (3,250,460)       (462,165)           43,532            148,987         132,780          13,996
Change in net unrealized appreciation
  (depreciation) of investments        649,626      (2,058,272)         (623,996)           425,309        (880,264)      1,693,697
Distributions to Preferred
  Shareholders:
  From net investment income          (295,481)       (414,197)         (100,618)          (175,122)       (185,421)        (51,112)
  From accumulated net realized
    gains from investments                  --         (51,989)           (8,316)            (4,730)         (3,802)             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                   1,417,024       1,739,741           846,667          1,991,445       1,373,780       2,228,940
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income          (4,059,731)     (3,884,716)       (1,357,099)        (1,291,796)     (2,088,653)       (521,078)
From accumulated net realized gains
   from investments                         --        (182,992)          (65,547)           (21,217)        (28,590)             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders           (4,059,731)     (4,067,708)       (1,422,646)        (1,313,013)     (2,117,243)       (521,078)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares         --              --                --                 --              --      34,379,475
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions     313,593         344,887            45,775             39,766          80,623          16,872
Preferred shares offering costs             --              --            29,976                 --         (12,866)       (291,302)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from capital
   share transactions                  313,593         344,887            75,751             39,766          67,757      34,105,045
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
   net assets applicable
   to Common shares                 (2,329,114)     (1,983,080)         (500,228)           718,198        (675,706)     35,812,907
Net assets applicable to Common
   shares at the beginning
   of period                        62,875,924      64,859,004        22,790,637         22,072,439      35,913,182         100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period     $60,546,810     $62,875,924       $22,290,409        $22,790,637     $35,237,476     $35,913,182
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                   $   612,114     $   656,041       $   211,017        $   135,959     $    36,173     $       169
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       30

                                                                                 ARIZONA                           TEXAS
                                                                       DIVIDEND ADVANTAGE 3 (NXE)           QUALITY INCOME (NTX)
                                                                    -------------------------------     ----------------------------
                                                                                            FOR THE
                                                                                     PERIOD 9/26/02
                                                                                      (COMMENCEMENT
                                                                                      OF OPERATIONS)     YEAR ENDED      YEAR ENDED
                                                                                     THROUGH 7/31/03        7/31/03         7/31/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                   $ 2,008,218     $ 9,977,143    $ 10,521,496
Net realized gain (loss) from investments                                                   (72,291)     (3,211,937)       (267,356)
Change in net unrealized appreciation
   (depreciation) of investments                                                         (1,959,498)     (2,256,490)          1,647
Distributions to Preferred Shareholders:
   From net investment income                                                              (166,960)       (768,750)       (919,736)
   From accumulated net realized gains
     from investments                                                                            --          (8,765)       (197,372)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                                                         (190,531)      3,731,201       9,138,679
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                                               (1,849,401)     (9,027,160)     (8,653,941)
From accumulated net realized gains
   from investments                                                                              --        (100,152)       (634,401)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                                                                (1,849,401)     (9,127,312)     (9,288,342)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                                      43,742,700              --              --
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions                                                               --          66,550         327,339
Preferred shares offering costs                                                            (556,001)             --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from capital
   share transactions                                                                    43,186,699          66,550         327,339
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                                           41,146,767      (5,329,561)        177,676
Net assets applicable to Common
   shares at the beginning of period                                                        100,275     143,304,670     143,126,994
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                                          $41,247,042    $137,975,109    $143,304,670
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                                                                        $    (8,658)   $  1,595,053    $  1,424,229
====================================================================================================================================


                                 See accompanying notes to financial statements.


                                       31


                            Notes to
                                   FINANCIAL STATEMENTS






1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The state funds (the "Funds") covered in this report and their corresponding common share stock exchange symbols are Nuveen Arizona Premium Income Municipal Fund, Inc. (NAZ), Nuveen Arizona Dividend Advantage Municipal Fund (NFZ), Nuveen Arizona Dividend Advantage Municipal Fund 2 (NKR), Nuveen Arizona Dividend Advantage Municipal Fund 3 (NXE), and Nuveen Texas Quality Income Municipal Fund
(NTX). Common shares of Arizona Premium Income (NAZ), and Texas Quality Income
(NTX) are traded on the New York Stock Exchange while Common shares of Arizona Dividend Advantage (NFZ), Arizona Dividend Advantage 2 (NKR), and Arizona Dividend Advantage 3 (NXE) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Prior to the commencement of operations of Arizona Dividend Advantage 2 (NKR), and Arizona Dividend Advantage 3 (NXE), each Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,275 per Fund by Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. (formerly, The John Nuveen Company), and the recording of the organization expenses ($11,500 per Fund) and their reimbursement by Nuveen Investments, LLC (formerly, Nuveen Investments), also a wholly owned subsidiary of Nuveen Investments, Inc.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes, where applicable, by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Funds' Board of Directors/Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At July 31, 2003, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its share holders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, where applicable, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended July 31, 2003, have been designated Exempt Interest Dividends.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Preferred Shares

The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in one or more Series. The dividend rate on each Series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period. The number of Preferred shares outstanding, for each Fund is as follows:

                                             ARIZONA       ARIZONA      ARIZONA      ARIZONA        TEXAS
                                             PREMIUM      DIVIDEND     DIVIDEND     DIVIDEND      QUALITY
                                              INCOME     ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3       INCOME
                                               (NAZ)         (NFZ)        (NKR)        (NXE)        (NTX)
---------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                                       --            --           --          880          760
   Series T                                       --           480           --           --           --
   Series W                                       --            --          740           --           --
   Series TH                                   1,200            --           --           --        2,000
---------------------------------------------------------------------------------------------------------
Total                                          1,200           480          740          880        2,760
=========================================================================================================

Effective November 15, 2002, Arizona Dividend Advantage 3 (NXE) issued 880 Series M, $25,000 stated value Preferred shares.

                            Notes to
                                FINANCIAL STATEMENTS (continued)




Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended July 31, 2003.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Offering Costs

Nuveen Investments, LLC has agreed to pay all common share offering costs (other than the sales load) that exceed $.03 per Common share for Arizona Dividend Advantage 2 (NKR), and Arizona Dividend Advantage 3 (NXE). Arizona Dividend Advantage 2's (NKR), and Arizona Dividend Advantage 3's (NXE) share of common share offering costs ($72,150, and $91,800, respectively) were recorded as a reduction of the proceeds from the sale of common shares.

Costs incurred by Arizona Dividend Advantage 2 (NKR), and Arizona Dividend Advantage 3 (NXE) in connection with their offering of Preferred shares ($304,168, and $556,001, respectively) were recorded as a reduction to paid-in surplus.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common and Preferred shares were as follows:

                               ARIZONA PREMIUM            ARIZONA DIVIDEND           ARIZONA DIVIDEND
                                INCOME (NAZ)               ADVANTAGE (NFZ)           ADVANTAGE 2 (NKR)
                         ------------------------    ------------------------    -------------------------
                                                                                                   FOR THE
                                                                                            PERIOD 3/26/02
                                                                                                (COMMENCE-
                                                                                                   MENT OF
                                                                                               OPERATIONS)
                         YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED   YEAR ENDED        THROUGH
                            7/31/03       7/31/02        7/31/03       7/31/02      7/31/03        7/31/02
----------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                   --            --             --            --           --      2,405,000
   Shares issued to
     shareholders due to
     reinvestment of
     distributions           19,523        21,407          2,947         2,811        5,171          1,100
----------------------------------------------------------------------------------------------------------
                             19,523        21,407          2,947         2,811        5,171      2,406,100
==========================================================================================================
Preferred shares sold            --            --             --            --           --            740
==========================================================================================================

                                                                   ARIZONA
                                                                   DIVIDEND
                                                                  ADVANTAGE 3           TEXAS QUALITY
                                                                     (NXE)              INCOME (NTX)
                                                                --------------   -------------------------
                                                                       FOR THE
                                                                PERIOD 9/26/02
                                                                    (COMMENCE-
                                                                       MENT OF
                                                                   OPERATIONS)
                                                                       THROUGH   YEAR ENDED     YEAR ENDED
                                                                       7/31/03      7/31/03        7/31/02
----------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                                                       3,060,000           --             --
   Shares issued to shareholders
     due to reinvestment of
     distributions                                                          --        4,266         21,816
----------------------------------------------------------------------------------------------------------
                                                                     3,060,000        4,266         21,816
==========================================================================================================
Preferred shares sold                                                      880           --             --
==========================================================================================================

                            Notes to
                                FINANCIAL STATEMENTS (continued



3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities during the fiscal year ended July 31, 2003, were as follows:

                                               ARIZONA      ARIZONA      ARIZONA      ARIZONA        TEXAS
                                               PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND      QUALITY
                                                INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3       INCOME
                                                 (NAZ)        (NFZ)        (NKR)       (NXE)*        (NTX)
----------------------------------------------------------------------------------------------------------
Purchases                                  $15,527,989   $6,858,818   $2,055,180  $73,054,731  $25,577,508
Sales and maturities                        22,363,525    7,354,606    3,257,675    9,048,489   24,551,353
==========================================================================================================

* For the period September 26, 2002 (commencement of operations) through July 31, 2003.

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At July 31, 2003, the cost of investments were as follows:

                                               ARIZONA      ARIZONA      ARIZONA      ARIZONA         TEXAS
                                               PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND       QUALITY
                                                INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3        INCOME
                                                 (NAZ)        (NFZ)        (NKR)        (NXE)         (NTX)
-----------------------------------------------------------------------------------------------------------
Cost of investments                        $80,730,842  $32,886,701  $51,187,715  $63,732,793  $195,991,768
===========================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2003, were as follows:

                                               ARIZONA      ARIZONA      ARIZONA      ARIZONA         TEXAS
                                               PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND       QUALITY
                                                INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3        INCOME
                                                 (NAZ)        (NFZ)        (NKR)        (NXE)         (NTX)
-----------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                            $ 3,474,366    $ 542,694   $1,116,545  $    85,004   $ 8,964,835
   Depreciation                             (1,423,939)    (312,924)    (302,574)  (2,043,414)   (2,922,425)
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation)
   of investments                          $ 2,050,427    $ 229,770   $  813,971  $(1,958,410)  $ 6,042,410
===========================================================================================================

The tax components of undistributed net investment income and net realized gains at July 31, 2003, were as follows:

                                               ARIZONA      ARIZONA      ARIZONA      ARIZONA        TEXAS
                                               PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND      QUALITY
                                                INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3       INCOME
                                                 (NAZ)        (NFZ)        (NKR)        (NXE)        (NTX)
-------------------------------------------------------------------- -------------------------------------
Undistributed net tax-exempt income           $937,435     $325,194     $208,855     $196,735   $2,271,776
Undistributed net ordinary income *                216       68,563      110,761           --           --
Undistributed net long-term capital gains           --           --        5,120           --           --
==========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended July 31, 2003, and July 31, 2002, was designated for purposes of the dividends paid deduction as follows:

                                               ARIZONA      ARIZONA      ARIZONA      ARIZONA        TEXAS
                                               PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND      QUALITY
                                                INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3       INCOME
2003                                             (NAZ)        (NFZ)        (NKR)        (NXE)        (NTX)
----------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income    $4,355,548   $1,446,815   $2,277,296   $1,809,880   $9,784,102
Distributions from net ordinary income *            --        2,222       33,393           --       21,034
Distributions from net long-term
  capital gains                                     --       73,795           --           --       93,585
==========================================================================================================

                                                            ARIZONA      ARIZONA      ARIZONA        TEXAS
                                                            PREMIUM     DIVIDEND     DIVIDEND      QUALITY
                                                             INCOME    ADVANTAGE  ADVANTAGE 2       INCOME
2002                                                          (NAZ)        (NFZ)        (NKR)        (NTX)
----------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                 $4,276,629   $1,469,871     $393,659   $9,516,981
Distributions from net ordinary income *                         --       25,947           --           --
Distributions from net long-term capital gains              234,981           --           --      831,773
==========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At July 31, 2003, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                                     ARIZONA         TEXAS
                                                                                     PREMIUM       QUALITY
                                                                                      INCOME        INCOME
                                                                                       (NAZ)         (NTX)
----------------------------------------------------------------------------------------------------------
Expiration year:
   2010                                                                           $    2,164      $     --
   2011                                                                            1,436,486       855,431
----------------------------------------------------------------------------------------------------------
Total                                                                             $1,438,650      $855,431
==========================================================================================================

The following Funds have elected to defer net realized losses from investments incurred from November 1, 2002 through July 31, 2003 ("post-October losses") in accordance with Federal income tax regulations. The following post-October losses are treated as having arisen in the following year:

                                                            ARIZONA     ARIZONA       ARIZONA        TEXAS
                                                            PREMIUM    DIVIDEND      DIVIDEND      QUALITY
                                                             INCOME   ADVANTAGE   ADVANTAGE 3       INCOME
                                                              (NAZ)       (NFZ)         (NXE)        (NTX)
----------------------------------------------------------------------------------------------------------
                                                         $2,273,974     $32,396       $71,776   $2,981,841
==========================================================================================================

                    Notes to
                        FINANCIAL STATEMENTS (continued)



5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under Arizona Premium Income's (NAZ), and Texas Quality Income's (NTX) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================

Under Arizona Dividend Advantage's (NFZ), Arizona Dividend Advantage 2's (NKR), and Arizona Dividend Advantage 3's (NXE) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For net assets over $2 billion                                            .5750
================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

For the first ten years of Arizona Dividend Advantage's (NFZ) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                                    YEAR ENDING
JANUARY 31,                                    JANUARY 31,
--------------------------------------------------------------------------------
2001*                    .30%                       2007                    .25%
2002                     .30                        2008                    .20
2003                     .30                        2009                    .15
2004                     .30                        2010                    .10
2005                     .30                        2011                    .05
2006                     .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Arizona Dividend Advantage (NFZ) for any portion of its fees and expenses beyond January 31, 2011.

For the first ten years of Arizona Dividend Advantage 2's (NKR) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                                    YEAR ENDING
MARCH 31,                                      MARCH 31,
--------------------------------------------------------------------------------
2002*                    .30%                       2008                    .25%
2003                     .30                        2009                    .20
2004                     .30                        2010                    .15
2005                     .30                        2011                    .10
2006                     .30                        2012                    .05
2007                     .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Arizona Dividend Advantage 2 (NKR) for any portion of its fees and expenses beyond March 31, 2012.

For the first eight years of Arizona Dividend Advantage 3's (NXE) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                                    YEAR ENDING
SEPTEMBER 30,                                  SEPTEMBER 30,
--------------------------------------------------------------------------------
2002*                    .32%                          2007                 .32%
2003                     .32                           2008                 .24
2004                     .32                           2009                 .16
2005                     .32                           2010                 .08
2006                     .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Arizona Dividend Advantage 3 (NXE) for any portion of its fees and expenses beyond September 30, 2010.

Notes to
        FINANCIAL STATEMENTS (continued)







6. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on September 2, 2003, to shareholders of record on August 15, 2003, as follows:

                                             ARIZONA       ARIZONA      ARIZONA      ARIZONA        TEXAS
                                             PREMIUM      DIVIDEND     DIVIDEND     DIVIDEND      QUALITY
                                              INCOME     ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3       INCOME
                                               (NAZ)         (NFZ)        (NKR)        (NXE)        (NTX)
---------------------------------------------------------------------------------------------------------
Dividend per share                            $.0765        $.0755       $.0720       $.0670       $0.800
=========================================================================================================

                        Financial
                               HIGHLIGHTS

                        Financial
                                HIGHLIGHTS

Selected data for a Common share outstanding throughout each period:
                                                     Investment Operations                              Less Distributions
                               -----------------------------------------------------------------  -------------------------------
                                                          Distributions   Distributions
                                                               from Net            from                  Net
                 Beginning                           Net     Investment         Capital           Investment    Capital
                    Common                     Realized/      Income to        Gains to            Income to   Gains to
                     Share            Net     Unrealized      Preferred       Preferred               Common     Common
                 Net Asset     Investment     Investment         Share-          Share-               Share-     Share-
                     Value         Income     Gain (Loss)       holders+        holders+   Total     holders    holders     Total
==================================================================================================================================
ARIZONA PREMIUM
INCOME (NAZ)
----------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2003                $14.25          $ .97          $(.57)         $(.07)           $ --    $ .33       $(.92)      $ --    $ (.92)
2002                 14.77           1.07           (.57)          (.09)           (.01)     .40        (.88)      (.04)     (.92)
2001                 14.25           1.09            .50           (.23)             --     1.36        (.83)      (.01)     (.84)
2000                 14.90           1.06           (.61)          (.25)             --      .20        (.85)        --      (.85)
1999                 15.43           1.07           (.55)          (.21)             --      .31        (.84)        --      (.84)

ARIZONA DIVIDEND
ADVANTAGE (NFZ)
----------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2003                 14.81           1.00           (.38)          (.07)           (.01)     .54        (.88)      (.04)     (.92)
2002                 14.37           1.04            .36           (.11)             --     1.29        (.84)      (.01)     (.85)
2001(a)              14.33            .44            .23           (.08)             --      .59        (.35)        --      (.35)

ARIZONA DIVIDEND
ADVANTAGE 2 (NKR)
----------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2003                 14.88            .96           (.31)          (.08)             --      .57        (.86)      (.01)     (.87)
2002(b)              14.33            .24            .71           (.02)             --      .93        (.22)        --      (.22)

ARIZONA DIVIDEND
ADVANTAGE 3 (NXE)
----------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2003(c)              14.33            .66           (.67)          (.05)             --     (.06)       (.61)        --      (.61)

TEXAS QUALITY
INCOME (NTX)
----------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2003                 15.14           1.05           (.58)          (.08)             --      .39        (.95)      (.01)     (.96)
2002                 15.16           1.11           (.02)          (.10)           (.02)     .97        (.92)      (.07)     (.99)
2001                 14.26           1.16            .88           (.27)             --     1.77        (.87)        --      (.87)
2000                 15.13           1.16           (.74)          (.27)           (.02)     .13        (.91)      (.09)    (1.00)
1999                 15.90           1.16           (.72)          (.22)           (.02)     .20        (.90)      (.07)     (.97)
==================================================================================================================================

                                                                       Total Returns
                                                                    -------------------
                                                                                  Based
                          Offering                                                   on
                         Costs and       Ending                                  Common
                         Preferred       Common                      Based        Share
                             Share        Share        Ending           on          Net
                      Underwriting    Net Asset        Market       Market        Asset
                         Discounts        Value         Value        Value**      Value**
=========================================================================================
ARIZONA PREMIUM
INCOME (NAZ)
-----------------------------------------------------------------------------------------
Year Ended 7/31:
2003                           $--       $13.66      $15.0000        (5.98)%       2.21%
2002                            --        14.25       16.9000         9.63         2.88
2001                            --        14.77       16.3200        17.77         9.74
2000                            --        14.25       14.6250        (8.80)        1.61
1999                            --        14.90       17.0000         8.67         1.92

ARIZONA DIVIDEND
ADVANTAGE (NFZ)
-----------------------------------------------------------------------------------------
Year Ended 7/31:
2003                           .02        14.45       15.3000         3.06         3.67
2002                            --        14.81       15.7500         6.38         9.32
2001(a)                       (.20)       14.37       15.6500         6.76         2.81

ARIZONA DIVIDEND
ADVANTAGE 2 (NKR)
-----------------------------------------------------------------------------------------
Year Ended 7/31:
2003                          (.01)       14.57       14.4000        (3.53)        3.67
2002(b)                       (.16)       14.88       15.8000         6.81         5.38

ARIZONA DIVIDEND
ADVANTAGE 3 (NXE)
-----------------------------------------------------------------------------------------
Year Ended 7/31:
2003(c)                       (.21)       13.45       13.9700        (2.76)       (2.05)

TEXAS QUALITY
INCOME (NTX)
-----------------------------------------------------------------------------------------
Year Ended 7/31:
2003                            --        14.57       14.7100         4.14         2.54
2002                            --        15.14       15.0700         9.29         6.61
2001                            --        15.16       14.7300         21.16       12.74
2000                            --        14.26       12.9375        (7.93)        1.15
1999                            --        15.13       15.1875         2.97         1.21
=========================================================================================

                                                  Ratios/Supplemental Data
                    -------------------------------------------------------------------------------------------
                                     Before Credit/Reimbursement      After Credit/Reimbursement***
                                    ------------------------------   ------------------------------
                                                    Ratio of Net                    Ratio of Net
                                      Ratio of        Investment        Ratio of      Investment
                         Ending       Expenses         Income to        Expenses       Income to
                            Net     to Average           Average      to Average         Average
                         Assets     Net Assets        Net Assets      Net Assets      Net Assets
                     Applicable     Applicable        Applicable      Applicable      Applicable     Portfolio
                      to Common      to Common         to Common       to Common       to Common      Turnover
                    Shares (000)        Shares++          Shares++        Shares++        Shares++        Rate
===============================================================================================================
ARIZONA PREMIUM
INCOME (NAZ)
---------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2003                   $ 60,547           1.25%             6.81%           1.24%           6.82%           17%
2002                     62,876           1.28              7.45            1.26            7.47            19
2001                     64,859           1.28              7.47            1.27            7.48            18
2000                     62,287           1.26              7.58            1.25            7.59            33
1999                     64,775           1.29              6.88            1.29            6.88             6

ARIZONA DIVIDEND
ADVANTAGE (NFZ)
---------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2003                     22,290           1.35              6.11             .91            6.55            20
2002                     22,791           1.41              6.72             .93            7.20            40
2001(a)                  22,072           1.43*             5.80*            .95*           6.28*           21

ARIZONA DIVIDEND
ADVANTAGE 2 (NKR)
---------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2003                     35,237           1.27              5.78             .82            6.23             4
2002(b)                  35,913           1.19*             4.43*            .77*           4.85*            1

ARIZONA DIVIDEND
ADVANTAGE 3 (NXE)
---------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2003(c)                  41,247           1.19*             5.05*            .73*           5.52*           16

TEXAS QUALITY
INCOME (NTX)
---------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2003                    137,975           1.20              6.93            1.19            6.94            12
2002                    143,305           1.23              7.40            1.22            7.42            22
2001                    143,127           1.21              7.87            1.19            7.88            24
2000                    134,637           1.27              8.18            1.26            8.19            32
1999                    142,784           1.23              7.31            1.23            7.32            19
===============================================================================================================

                                Preferred Shares at End of Period
                         -------------------------------------------
                           Aggregate     Liquidation
                              Amount      and Market           Asset
                         Outstanding           Value        Coverage
                               (000)       Per Share       Per Share
====================================================================
ARIZONA PREMIUM
INCOME (NAZ)
--------------------------------------------------------------------
Year Ended 7/31:
2003                         $30,000         $25,000         $75,456
2002                          30,000          25,000          77,397
2001                          30,000          25,000          79,049
2000                          30,000          25,000          76,906
1999                          30,000          25,000          78,979

ARIZONA DIVIDEND
ADVANTAGE (NFZ)
--------------------------------------------------------------------
Year Ended 7/31:
2003                          12,000          25,000          71,438
2002                          12,000          25,000          72,480
2001(a)                       12,000          25,000          70,984

ARIZONA DIVIDEND
ADVANTAGE 2 (NKR)
--------------------------------------------------------------------
Year Ended 7/31:
2003                          18,500          25,000          72,618
2002(b)                       18,500          25,000          73,531

ARIZONA DIVIDEND
ADVANTAGE 3 (NXE)
--------------------------------------------------------------------
Year Ended 7/31:
2003(c)                       22,000          25,000          71,872

TEXAS QUALITY
INCOME (NTX)
--------------------------------------------------------------------
Year Ended 7/31:
2003                          69,000          25,000          74,991
2002                          69,000          25,000          76,922
2001                          69,000          25,000          76,858
2000                          69,000          25,000          73,782
1999                          69,000          25,000          76,733
====================================================================

*    Annualized.
**   Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset
     Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in Common share net asset value per share. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++   Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to
     Preferred shares.
(a)  For the period January 31, 2001 (commencement of operations) through July
     31, 2001.
(b)  For the period March 26, 2002 (commencement of operations) through July 31,
     2002.
(c)  For the period September 26, 2002 (commencement of operations) through July
     31, 2003.


                                  42-43 SPREAD

                                 See accompanying notes to financial statements.

                    Directors/Trustees
                            AND OFFICERS

The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Directors/ Trustees of the Funds. The number of directors/trustees of the Funds is currently set at eight. None of the directors/trustees who are not "interested" persons of the Funds has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the directors/trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

                                                                                                                        NUMBER OF
                                                                                                                        PORTFOLIOS
                                                                                                                        IN FUND
                                                                                                                        COMPLEX
                                                   YEAR FIRST     PRINCIPAL OCCUPATION(S)                               OVERSEEN
NAME, BIRTHDATE              POSITION(S) HELD      ELECTED OR     INCLUDING OTHER DIRECTORSHIPS                         BY DIRECTOR/
AND ADDRESS                  WITH THE FUNDS        APPOINTED(2)   DURING PAST 5 YEARS                                   TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

DIRECTOR/TRUSTEE WHO IS AN INTERESTED PERSON OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1)  Chairman of the       1994           Chairman and Director (since 1996) of Nuveen            140
3/28/49                      Board and                            Investments, Inc. and Nuveen Investments, LLC;
333 W. Wacker Drive          Director/Trustee                     Director (since 1992) and Chairman (since 1996) of
Chicago, IL 60606                                                 Nuveen Advisory Corp. and Nuveen Institutional
                                                                  Advisory Corp.; Chairman and Director (since 1997)
                                                                  of Nuveen Asset Management, Inc.; Director (since 1996)
                                                                  of Institutional Capital Corporation; Chairman and
                                                                  Director (since 1999) of Rittenhouse Asset Management,
                                                                  Inc.; Chairman of Nuveen Investments Advisers Inc.
                                                                  (since 2002).
DIRECTORS/TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
William E. Bennett           Director/Trustee      2001           Private Investor; previously, President and Chief       140
10/16/46                                                          Executive Officer, Draper & Kramer, Inc., a private
333 W. Wacker Drive                                               company that handles mortgage banking, real estate
Chicago, IL 60606                                                 development, pension advisory and real estate management
                                                                  (1995-1998). Prior thereto, Executive Vice President and
                                                                  Chief Credit Officer of First Chicago Corporation and
                                                                  its principal subsidiary, The First National Bank
                                                                  of Chicago.

------------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner            Director/Trustee      1997           Private Investor and Management Consultant.             134
8/22/40
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown            Director/Trustee      1993           Retired (since 1989) as Senior Vice President of The    134
7/29/34                                                           Northern Trust Company; Director of the United Way of
333 W. Wacker Drive                                               Highland Park-Highwood (since 2002).
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Anne E. Impellizzeri         Director/Trustee      1994           Retired, formerly, Executive Director (since 1998)      134
1/26/33                                                           of Manitoga/The Russel Wright Design Center; prior
333 W. Wacker Drive                                               thereto, President and Chief Executive Officer of
Chicago, IL 60606                                                 Blanton-Peale Institute (since 1990); prior thereto,
                                                                  Vice President, Metropolitan Life Insurance Co.

------------------------------------------------------------------------------------------------------------------------------------
Peter R. Sawers              Director/Trustee      1991           Adjunct Professor of Business and Economics,            134
4/3/33                                                            University of Dubuque, Iowa; formerly (1991-2000)
333 W. Wacker Drive                                               Adjunct Professor, Lake Forest Graduate School of
Chicago, IL 60606                                                 Management, Lake Forest, Illinois; prior thereto,
                                                                  Executive Director, Towers Perrin Australia, a
                                                                  management consulting firm; Chartered Financial
                                                                  Analyst; Certified Management Consultant; Director,
                                                                  Executive Service Corps of Chicago, a not-for-profit
                                                                  organization.

------------------------------------------------------------------------------------------------------------------------------------
William J. Schneider         Director/Trustee      1997           Senior Partner and Chief Operating Officer,             134
9/24/44                                                           Miller-Valentine Group, Vice President,
333 W. Wacker Drive                                               Miller-Valentine Realty, a development and contract
Chicago, IL 60606                                                 company; Chair, MiamiValley Hospital; Chair, Miami
                                                                  Valley Economic Development Coalition; formerly,
                                                                  Member, Community Advisory Board, National City Bank,
                                                                  Dayton, Ohio and Business Advisory Council, Cleveland
                                                                  Federal Reserve Bank.

------------------------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale          Director/Trustee      1997           Executive Director, Gaylord and Dorothy Donnelley       134
12/29/47                                                          Foundation (since 1994); prior thereto, Executive
333 W. Wacker Drive                                               Director, Great Lakes Protection Fund (from 1990
Chicago, IL 60606                                                 to 1994).


                                       44

                                                                                                                        NUMBER OF
                                                                                                                        PORTFOLIOS
                                                                                                                        IN FUND
                                                   YEAR FIRST                                                           COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD      ELECTED OR     PRINCIPAL OCCUPATION(S)                               OVERSEEN
AND ADDRESS                  WITH THE FUNDS        APPOINTED(3)   DURING PAST 5 YEARS                                   BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman         Chief                 1988           Managing Director (since 2002), Assistant Secretary     140
9/9/56                       Administrative                       and Associate General Counsel, formerly, Vice
333 W. Wacker Drive          Officer                              President and Assistant General Counsel of Nuveen
Chicago, IL 60606                                                 Investments, LLC; Managing Director (since 2002),
                                                                  General Counsel and Assistant Secretary, formerly,
                                                                  Vice President of Nuveen Advisory Corp. and Nuveen
                                                                  Institutional Advisory Corp.; Managing Director
                                                                  (since 2002), Assistant Secretary and Associate
                                                                  General Counsel, formerly, Vice President (since
                                                                  2000), of Nuveen Asset Management, Inc.; Assistant
                                                                  Secretary of Nuveen Investments, Inc. (since 1994);
                                                                  Assistant Secretary of NWQ Investment Management
                                                                  Company, LLC (since 2002); Vice President and
                                                                  Assistant Secretary of Nuveen Investments Advisers Inc.
                                                                  (since 2002); Managing Director, Associate General
                                                                  Counsel and Assistant Secretary of Rittenhouse Asset
                                                                  Management, Inc. (since May 2003); Chartered
                                                                  Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Michael T. Atkinson          Vice President        2000           Vice President (since 2002), formerly, Assistant        140
2/3/66                       and Assistant                        Vice President (since 2000), previously, Associate of
333 W. Wacker Drive          Secretary                            Nuveen Investments, LLC.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Paul L. Brennan              Vice President        1999           Vice President (since 2002), formerly, Assistant        122
11/10/66                                                          Vice President (since 1997), of Nuveen Advisory Corp.;
333 W. Wacker Drive                                               prior thereto, portfolio manager of Flagship Financial
Chicago, IL 60606                                                 Inc.; Chartered Financial Analyst and Certified
                                                                  Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo            Vice President        1999           Vice President of Nuveen Investments, LLC (since        140
11/28/67                     and Treasurer                        1999), prior thereto, Assistant Vice President (since
333 W. Wacker Drive                                               1997); Vice President and Treasurer of Nuveen
Chicago, IL 60606                                                 Investments, Inc. (since 1999); Vice President and
                                                                  Treasurer of Nuveen Advisory Corp. and Nuveen
                                                                  Institutional Advisory Corp. (since 1999); Vice
                                                                  President and Treasurer of Nuveen Asset Management,
                                                                  Inc. (since 2002) and of Nuveen Investments Advisers
                                                                  Inc. (since 2002); Assistant Treasurer of NWQ
                                                                  Investment Management Company, LLC (since 2002);
                                                                  Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Susan M. DeSanto             Vice President        2001           Vice President of Nuveen Advisory Corp. (since 2001);   140
9/8/54                                                            previously, Vice President of Van Kampen Investment
333 W. Wacker Drive                                               Advisory Corp. (since 1998); Vice President of Nuveen
Chicago, IL 60606                                                 Institutional Advisory Corp. (since 2002); prior
                                                                  thereto, Assistant Vice President of Van Kampen
                                                                  Investment Advisory Corp. (since 1994).

------------------------------------------------------------------------------------------------------------------------------------
Jessica R. Droeger           Vice President        2000           Vice President (since 2002) and Assistant General       140
9/24/64                      and Secretary                        Counsel (since 1998); formerly, Assistant Vice
333 W. Wacker Drive                                               President (since 1998) of Nuveen Investments, LLC;
Chicago, IL 60606                                                 Vice President (since 2002) and Assistant Secretary
                                                                  (since 1998), formerly Assistant Vice President
                                                                  of Nuveen Advisory Corp. and Nuveen Institutional
                                                                  Advisory Corp.


                                       45


                             Trustees
                                    AND OFFICERS (CONTINUED)

                                                                                                                        NUMBER OF
                                                                                                                        PORTFOLIOS
                                                                                                                        IN FUND
                                                   YEAR FIRST                                                           COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD      ELECTED OR     PRINCIPAL OCCUPATION(S)                               OVERSEEN
AND ADDRESS                  WITH THE FUNDS        APPOINTED(3)   DURING PAST 5 YEARS                                   BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson            Vice President        1998           Vice President of Nuveen Investments, LLC; Vice         140
10/24/45                                                          President (since 1998) of Nuveen Advisory Corp. and
333 W. Wacker Drive                                               Nuveen Institutional Advisory Corp.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
William M. Fitzgerald        Vice President        1995           Managing Director (since 2002) of Nuveen Investments,   140
3/2/64                                                            LLC; Managing Director (since 2001), formerly Vice
333 W. Wacker Drive                                               President of Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                                 Institutional Advisory Corp. (since 1995); Managing
                                                                  Director of Nuveen Asset Management, Inc. (since 2001);
                                                                  Vice President of Nuveen Investment Advisers Inc.
                                                                  (since 2002); Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Stephen D. Foy               Vice President        1998           Vice President (since 1993) and Funds Controller        140
5/31/54                      and Controller                       (since 1998) of Nuveen Investments, LLC and Vice
333 W. Wacker Drive                                               President and Funds Controller (since 1998) of Nuveen
Chicago, IL 60606                                                 Investments, Inc.; Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
J. Thomas Futrell            Vice President        1988           Vice President of Nuveen Advisory Corp.;                122
7/5/55                                                            Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Richard A. Huber             Vice President        1997           Vice President of Nuveen Institutional Advisory Corp.   122
3/26/63                                                           (since 1998) and Nuveen Advisory Corp. (since 1997);
333 W. Wacker Drive                                               prior thereto, Vice President and Portfolio Manager of
Chicago, IL 60606                                                 Flagship Financial, Inc.

------------------------------------------------------------------------------------------------------------------------------------
Steven J. Krupa              Vice President        1990           Vice President of Nuveen Advisory Corp.                 122
8/21/57
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
David J. Lamb                Vice President        2000           Vice President (since 2000) of Nuveen Investments,      140
3/22/63                                                           LLC, previously Assistant Vice President (since
333 W. Wacker Drive                                               1999); prior thereto, Associate of Nuveen Investments,
Chicago, IL 60606                                                 LLC; Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
Tina M. Lazar                Vice President        2002           Vice President (since 1999), previously, Assistant      140
8/27/61                                                           Vice President (since 1993) of Nuveen Investments, LLC.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Larry W. Martin              Vice President        1988           Vice President, Assistant Secretary and Assistant       140
7/27/51                      and Assistant                        General Counsel of Nuveen Investments, LLC; Vice
333 W. Wacker Drive          Secretary                            President and Assistant Secretary of Nuveen Advisory
Chicago, IL 60606                                                 Corp. and Nuveen Institutional Advisory Corp.;
                                                                  Assistant Secretary of Nuveen Investments,
                                                                  Inc. and (since 1997) Nuveen Asset Management,
                                                                  Inc.; Vice President (since 2000), Assistant
                                                                  Secretary and Assistant General Counsel (since
                                                                  1998) of Rittenhouse Asset Management, Inc.;
                                                                  Vice President and Assistant Secretary of
                                                                  Nuveen Investments Advisers Inc. (since 2002);
                                                                  Assistant Secretary of NWQ Investment Management
                                                                  Company, LLC (since 2002).


                                       46

                                                                                                                        NUMBER OF
                                                                                                                        PORTFOLIOS
                                                                                                                        IN FUND
                                                   YEAR FIRST                                                           COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD      ELECTED OR     PRINCIPAL OCCUPATION(S)                               OVERSEEN
AND ADDRESS                  WITH THE FUNDS        APPOINTED(3)   DURING PAST 5 YEARS                                   BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
Edward F. Neild, IV          Vice President        1996           Managing Director (since 2002) of Nuveen Investments,   140
7/7/65                                                            LLC; Managing Director (since 1997), formerly Vice
333 W. Wacker Drive                                               President (since 1996) of Nuveen Advisory Corp. and
Chicago, IL 60606                                                 Nuveen Institutional Advisory Corp.; Managing Director
                                                                  of Nuveen Asset Management, Inc. (since 1999).
                                                                  Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Thomas J. O'Shaughnessy      Vice President        1999           Vice President (since 2002), formerly, Assistant        122
9/4/60                                                            Vice President (since 1998), of Nuveen Advisory Corp.;
333 W. Wacker Drive                                               prior thereto, portfolio manager.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Thomas C. Spalding           Vice President        1982           Vice President of Nuveen Advisory Corp. and Nuveen      122
7/31/51                                                           Institutional Advisory Corp.; Chartered Financial
333 W. Wacker Drive                                               Analyst.
Chicago, IL 60606


(1) Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and trustee of the Adviser.

(2) Directors/Trustees serve a one-year term until his/her successor is elected. The year first elected or appointed represents the year in which the Directors/Trustee was first elected or appointed to any fund in the Nuveen Complex.

(3) Officers serve a one-year term through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

                         Build Your Wealth
                                AUTOMATICALLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.

NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

                        Fund
                          INFORMATION

BOARD OF DIRECTORS/TRUSTEES
William E. Bennett
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL



POLICY CHANGE

On November 14, 2002, the Board adopted a policy that allows these Funds, in addition to investments in municipal bonds, to invest up to 5% of its net assets (including assets attributable to preferred shares, if any) in tax-exempt or taxable fixed-income securities or equity securities for the purpose of acquiring control of an issuer whose municipal bonds (a) the Fund already owns and (b) have deteriorated or are expected shortly to deteriorate significantly in credit quality, provided Nuveen Advisory determines that such investment should enable the Fund to better maximize the value of its existing investment in such issuer. This policy is a non-fundamental policy of each Fund which means that it can be changed at any time by the Board of Trustees without vote of the shareholders.

GLOSSARY OF TERMS USED IN THIS REPORT

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Leverage-Adjusted Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current market price.

Net Asset Value (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

---------
Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the fiscal year ended July 31, 2003. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

                        Serving Investors
                                  FOR GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

Managing $80 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.



Distributed by

NUVEEN INVESTMENTS, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 | www.nuveen.com



EAN-A-0703D

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The registrant has posted such code of ethics on its website at www.nuveen.com/etf.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant has at least one "audit committee financial expert" (as defined in Item 3 of Form N-CSR) serving on its audit committee. The registrant's audit committee financial expert is William E. Bennett, who is "independent" for purposes of
Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

In the rare event that a municipal issuer held by the Fund were to issue a proxy or that the Fund were to receive a proxy issued by a cash management security, Nuveen Advisory Corp. (the "Adviser") would either engage an independent third party to determine how the proxy should be voted or vote the proxy with the consent, or based on the instructions, of the Fund's Board of Directors or Trustees or its representative. A member of the Adviser's legal department would oversee the administration of the voting, and ensure that records were maintained in accordance with Rule 206(4)-6, reports were filed with the SEC on Form N-PX, and the results provided to the Board of Directors or Trustees and made available to shareholders as required by applicable rules.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because posted on registrant's website.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certification required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Arizona Premium Income Municipal Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: October 8, 2003
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date: October 8, 2003
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date: October 8, 2003
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.